UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-2306

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 – March 31, 2007

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2007

SHARES			RATE	MATURITY DATE	VALUE (000)

COMMON STOCKS - 99.73%
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
2,584	e*	Chiquita Brands International, Inc			$36

		TOTAL AGRICULTURAL PRODUCTION-CROPS			36

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
2,370	e	Pilgrim’s Pride Corp			78
26		Seaboard Corp			59

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK			137

AMUSEMENT AND RECREATION SERVICES - 0.25%
17,680	e*	Activision, Inc			335
3,321	e*	Bally Technologies, Inc			78
2,424	e,v*	Bally Total Fitness Holding Corp			5
1,293	e*	Century Casinos, Inc			11
433	e	Churchill Downs, Inc			20
978	e	Dover Downs Gaming & Entertainment, Inc			13
967	e	Dover Motorsports, Inc			5
11,914		Harrah’s Entertainment, Inc			1,006
2,272		International Speedway Corp (Class A)			117
1,482	e*	Lakes Entertainment, Inc			16
1,909	e*	Leapfrog Enterprises, Inc			20
1,967	e*	Life Time Fitness, Inc			101
3,817	*	Live Nation, Inc			84
3,185	e*	Magna Entertainment Corp			12
3,301	e*	Marvel Entertainment, Inc			92
1,437	e*	MTR Gaming Group, Inc			19
1,472	e*	Multimedia Games, Inc			17
4,563	e*	Penn National Gaming, Inc			194
3,031	*	Pinnacle Entertainment, Inc			88
4,554	e*	Six Flags, Inc			27
1,000		Speedway Motorsports, Inc			39
5,856		Warner Music Group Corp			100
4,762	e	Westwood One, Inc			33
1,562	*	WMS Industries, Inc			61
1,461	e	World Wrestling Entertainment, Inc			24

		TOTAL AMUSEMENT AND RECREATION SERVICES			2,517

APPAREL AND ACCESSORY STORES - 0.74%
5,601		Abercrombie & Fitch Co (Class A)			424
3,228	*	Aeropostale, Inc			130
11,052	e	American Eagle Outfitters, Inc			331
4,458	*	AnnTaylor Stores Corp			173
1,533	e	Bebe Stores, Inc			27
1,896		Brown Shoe Co, Inc			80
749		Buckle, Inc			27
664	*	Cache, Inc			12
3,130	*	Carter’s, Inc			79
2,400	e*	Casual Male Retail Group, Inc			28
2,074		Cato Corp (Class A)			48
806	*	Charlotte Russe Holding, Inc			23
7,700	e*	Charming Shoppes, Inc			100
11,568	e*	Chico’s FAS, Inc			283
1,410	*	Children’s Place Retail Stores, Inc			79
2,493		Christopher & Banks Corp			49
404	e*	Citi Trends, Inc			17
6,369	e	Claire’s Stores, Inc			205
290	e	DEB Shops, Inc			8
3,000	e*	Dress Barn, Inc			62
1,051	e*	DSW, Inc (Class A)			44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,704	e	Finish Line, Inc (Class A)			$34
10,029		Foot Locker, Inc			236
33,678		Gap, Inc			580
6,129	*	Hanesbrands, Inc			180
2,222	*	HOT Topic, Inc			25
1,100	e*	J Crew Group, Inc			44
1,539	*	Jo-Ann Stores, Inc			42
1,141	e*	JOS A Bank Clothiers, Inc			40
20,669	*	Kohl’s Corp			1,583
21,985	e	Limited Brands, Inc			573
888	*	New York & Co, Inc			14
15,124		Nordstrom, Inc			801
4,702	e*	Pacific Sunwear Of California, Inc			98
3,907	*	Payless Shoesource, Inc			130
8,932		Ross Stores, Inc			307
517	*	Shoe Carnival, Inc			17
2,847		Stage Stores, Inc			66
1,200	e	Talbots, Inc			28
2,189	e*	Tween Brands, Inc			78
1,345	e*	Under Armour, Inc (Class A)			69
7,238	e*	Urban Outfitters, Inc			192
4,270	e*	Wet Seal, Inc (Class A)			28

		TOTAL APPAREL AND ACCESSORY STORES			7,394

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
762	e	Columbia Sportswear Co			47
2,702		Guess ?, Inc			109
2,122	*	Gymboree Corp			85
1,589	e*	Hartmarx Corp			12
6,870		Jones Apparel Group, Inc			211
1,658	e	Kellwood Co			49
6,744	e	Liz Claiborne, Inc			289
927	*	Maidenform Brands, Inc			21
3,569		Phillips-Van Heusen Corp			210
3,780		Polo Ralph Lauren Corp			333
7,612	e*	Quiksilver, Inc			88
836	e*	True Religion Apparel, Inc			14
5,673		VF Corp			469
3,191	*	Warnaco Group, Inc			91

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS			2,028

AUTO REPAIR, SERVICES AND PARKING - 0.06%
646	e*	Amerco, Inc			45
700	e	Bandag, Inc			36
1,061	e	Central Parking Corp			24
1,436	e*	Dollar Thrifty Automotive Group, Inc			73
1,073	*	Midas, Inc			23
582		Monro Muffler, Inc			20
3,083	*	PHH Corp			94
4,029		Ryder System, Inc			199
336	*	Standard Parking Corp			12
2,709	*	Wright Express Corp			82

		TOTAL AUTO REPAIR, SERVICES AND PARKING			608

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
6,837		Advance Auto Parts			264
409	e*	America’s Car-Mart, Inc			6
1,053	e	Asbury Automotive Group, Inc			30
9,707	*	Autonation, Inc			206
3,156	*	Autozone, Inc			404
13,690	e*	Carmax, Inc			336
4,651	*	Copart, Inc			130
3,233	e*	CSK Auto Corp			56
1,061	e	Lithia Motors, Inc (Class A)			29
1,048	e*	MarineMax, Inc			24
7,289	e*	O’Reilly Automotive, Inc			241

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,413	*	Rush Enterprises, Inc (Class A)			$27
1,793	e	Sonic Automotive, Inc (Class A)			51
3,620		United Auto Group, Inc			74

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,878

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.89%
967	e*	Builders FirstSource, Inc			15
3,882	*	Central Garden and Pet Co (Class A)			57
8,103	e	Fastenal Co			284
134,244		Home Depot, Inc			4,932
98,144		Lowe’s Cos, Inc			3,091
7,102		Sherwin-Williams Co			469

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES			8,848

BUSINESS SERVICES - 7.02%
3,100	e*	24/7 Real Media, Inc			25
25,632	*	3Com Corp			100
813	e*	3D Systems Corp			18
2,635		Aaron Rents, Inc			70
2,600		ABM Industries, Inc			69
1,806	e*	Acacia Research (Acacia Technologies)			29
860	e*	Access Integrated Technologies, Inc (Class A)			5
3,677	*	Actuate Corp			19
5,089		Acxiom Corp			109
1,377		Administaff, Inc			48
38,222	*	Adobe Systems, Inc			1,594
1,328	e*	Advent Software, Inc			46
6,116	*	Affiliated Computer Services, Inc (Class A)			360
3,625	e*	Agile Software Corp			25
9,967	*	Akamai Technologies, Inc			498
5,254	*	Alliance Data Systems Corp			324
1,445	*	Altiris, Inc			48
1,676	e*	American Reprographics Co			52
2,116	*	AMN Healthcare Services, Inc			48
872	*	Ansoft Corp			28
2,094	*	Ansys, Inc			106
4,915	e*	aQuantive, Inc			137
2,100	e	Arbitron, Inc			99
4,191	e*	Ariba, Inc			39
7,187	e*	Art Technology Group, Inc			17
3,355	*	Aspen Technology, Inc			44
1,058	*	Asset Acceptance Capital Corp			16
1,632	e*	Audible, Inc			17
14,753	*	Autodesk, Inc			555
36,620		Automatic Data Processing, Inc			1,772
6,370	*	Avis Budget Group, Inc			174
3,323	*	Avocent Corp			90
631	e*	Bankrate, Inc			22
436	e	Barrett Business Services			10
25,131	*	BEA Systems, Inc			291
12,324	e*	BearingPoint, Inc			94
7,366	e*	BISYS Group, Inc			84
2,836		Blackbaud, Inc			69
1,799	e*	Blackboard, Inc			61
623	e*	Blue Coat Systems, Inc			23
13,803	*	BMC Software, Inc			425
5,613	e*	Borland Software Corp			30
862	e*	Bottomline Technologies, Inc			9
2,775	e	Brady Corp (Class A)			87
3,145		Brink’s Co			200
26,247		CA, Inc			680
2,042	e*	CACI International, Inc (Class A)			96
17,820	e*	Cadence Design Systems, Inc			375
3,009		Catalina Marketing Corp			95
3,710	e*	CBIZ, Inc			26
8,798	*	Ceridian Corp			307

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

4,020	e*	Cerner Corp			$219
5,498	e*	Checkfree Corp			204
5,400	*	ChoicePoint, Inc			202
2,005	e*	Chordiant Software, Inc			21
3,700	*	Ciber, Inc			29
11,254	*	Citrix Systems, Inc			360
2,400	e*	Clear Channel Outdoor Holdings, Inc (Class A)			63
32,439	e*	CMGI, Inc			69
9,641	e*	CNET Networks, Inc			84
1,329	*	Cogent Communications Group, Inc			31
2,800	e*	Cogent, Inc			38
2,776	e	Cognex Corp			60
9,097	*	Cognizant Technology Solutions Corp (Class A)			803
602	e	Computer Programs & Systems, Inc			16
10,830	e*	Computer Sciences Corp			565
22,657	*	Compuware Corp			215
839	*	COMSYS IT Partners, Inc			17
2,071	e*	Concur Technologies, Inc			36
1,794	e*	Convera Corp (Class A)			6
9,200	*	Convergys Corp			234
1,115	e*	CoStar Group, Inc			50
2,097	*	Covansys Corp			52
3,076	*	CSG Systems International, Inc			77
1,899	e*	Cybersource Corp			24
677	*	DealerTrack Holdings, Inc			21
3,468		Deluxe Corp			116
2,509	*	Dendrite International, Inc			39
2,557	e*	Digital River, Inc			141
3,504	*	DST Systems, Inc			264
7,927	e*	Earthlink, Inc			58
74,816	*	eBay, Inc			2,480
1,800	e*	Echelon Corp			19
2,891	e*	Eclipsys Corp			56
1,105	e*	eCollege.com, Inc			20
3,097	e*	eFunds Corp			83
1,000	e*	Electro Rent Corp			14
19,293	*	Electronic Arts, Inc			972
32,620		Electronic Data Systems Corp			903
947	e*	Emageon, Inc			10
10,329	e*	Emdeon Corp			156
3,541	e*	Epicor Software Corp			49
857	e*	EPIQ Systems, Inc			17
8,047		Equifax, Inc			293
1,853	e*	Equinix, Inc			159
1,565	e*	eSpeed, Inc (Class A)			15
4,575	e*	Evergreen Energy, Inc			30
13,686	*	Expedia, Inc			317
2,622	*	F5 Networks, Inc			175
2,695		Factset Research Systems, Inc			169
4,248		Fair Isaac Corp			164
2,479	*	FalconStor Software, Inc			26
11,743		Fidelity National Information Services, Inc			534
200	*	First Advantage Corp (Class A)			5
48,711		First Data Corp			1,310
11,147	*	Fiserv, Inc			591
983	*	Forrester Research, Inc			28
923		FTD Group, Inc			15
3,725	*	Gartner, Inc			89
1,444	*	Gerber Scientific, Inc			15
3,278	e*	Getty Images, Inc			159
1,647	e	Gevity HR, Inc			33
2,144	*	Global Cash Access, Inc			36
13,264	*	Google, Inc (Class A)			6,077
739	*	H&E Equipment Services, Inc			16
1,500	e	Healthcare Services Group			43
912	e	Heartland Payment Systems, Inc			22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,329	*	Heidrick & Struggles International, Inc			$64
1,384	e*	Hudson Highland Group, Inc			22
3,542	e*	Hypercom Corp			21
3,904	*	Hyperion Solutions Corp			202
947	e*	i2 Technologies, Inc			23
448	e*	ICT Group, Inc			8
1,449	e*	iGate Corp			12
1,500	e*	IHS, Inc (Class A)			62
12,511		IMS Health, Inc			371
1,090	e*	Infocrossing, Inc			16
5,959	*	Informatica Corp			80
2,218	e*	Infospace, Inc			57
1,967	e	infoUSA, Inc			19
727	e*	Innovative Solutions & Support, Inc			18
696	e	Integral Systems, Inc			17
2,541		Interactive Data Corp			63
1,956	e*	Internap Network Services Corp			31
2,646	e*	Internet Capital Group, Inc			28
529	e	Interpool, Inc			13
27,952	e*	Interpublic Group of Cos, Inc			344
3,184	*	Interwoven, Inc			54
22,438	*	Intuit, Inc			614
1,814	*	inVentiv Health, Inc			69
3,071	e*	Ipass, Inc			15
10,856	e*	Iron Mountain, Inc			284
5,126		Jack Henry & Associates, Inc			123
1,953	e*	JDA Software Group, Inc			29
36,184	*	Juniper Networks, Inc			712
1,087	e*	Jupitermedia Corp			7
2,787	*	Keane, Inc			38
1,200		Kelly Services, Inc (Class A)			39
1,023	*	Kenexa Corp			32
1,774	*	Kforce, Inc			24
2,862	*	Kinetic Concepts, Inc			145
917	e*	Knot, Inc			20
2,700	e*	Korn/Ferry International			62
2,052	e*	Kronos, Inc			110
3,529	e*	Labor Ready, Inc			67
5,167		Lamar Advertising Co (Class A)			325
7,959	e*	Lawson Software, Inc			64
3,238	e*	Lionbridge Technologies			16
511	*	Liquidity Services, Inc			9
1,120	e*	LoJack Corp			21
2,311	*	Magma Design Automation, Inc			28
2,098	*	Manhattan Associates, Inc			58
5,653		Manpower, Inc			417
1,171	*	Mantech International Corp (Class A)			39
1,404	*	Mapinfo Corp			28
1,311	e	Marchex, Inc (Class B)			20
774	e*	Marlin Business Services, Inc			17
3,945	e	Mastercard, Inc (Class A)			419
10,331	*	McAfee, Inc			300
4,700	e*	Mentor Graphics Corp			77
562,991		Microsoft Corp			15,691
648	*	MicroStrategy, Inc (Class A)			82
2,315	e*	Midway Games, Inc			14
5,601		MoneyGram International, Inc			155
7,976	*	Monster Worldwide, Inc			378
4,760	*	Move, Inc			26
6,206	e*	MPS Group, Inc			88
6,028	e*	NAVTEQ Corp			208
11,741	*	NCR Corp			561
1,262	e*	Neoware, Inc			13
1,235	*	Ness Technologies, Inc			16
2,427	e*	NetFlix, Inc			56
679	e*	Netratings, Inc			14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,000	e*	Netscout Systems, Inc			$9
1,732	e	NIC, Inc			9
21,820	*	Novell, Inc			158
8,571	e*	Nuance Communications, Inc			131
10,829		Omnicom Group, Inc			1,109
1,673	*	On Assignment, Inc			21
1,415	e*	Online Resources Corp			16
835	*	Opnet Technologies, Inc			11
5,080	e*	Opsware, Inc			37
251,749	*	Oracle Corp			4,564
2,281	*	Packeteer, Inc			28
7,453	*	Parametric Technology Corp			142
860	e*	PDF Solutions, Inc			10
438	e	Pegasystems, Inc			4
1,196	e*	PeopleSupport, Inc			14
1,107	e*	Perficient, Inc			22
5,518	*	Perot Systems Corp (Class A)			99
2,169	*	Phase Forward, Inc			28
1,058	e*	Portfolio Recovery Associates, Inc			47
863	e*	PRA International			19
4,849	*	Premiere Global Services, Inc			54
2,510	*	Progress Software Corp			78
1,000	e	QAD, Inc			9
884	e	Quality Systems, Inc			35
4,302	*	Quest Software, Inc			70
1,505	e*	Radiant Systems, Inc			20
1,200	e*	Radisys Corp			20
6,912	e*	RealNetworks, Inc			54
11,838	e*	Red Hat, Inc			271
781	e	Renaissance Learning, Inc			10
4,532	e*	Rent-A-Center, Inc			127
1,744	e*	Rewards Network, Inc			9
712	e*	RightNow Technologies, Inc			12
9,387		Robert Half International, Inc			347
1,431	e	Rollins, Inc			33
4,489	*	S1 Corp			27
1,510	e*	SafeNet, Inc			43
5,449	e*	Salesforce.com, Inc			233
5,900	*	Sapient Corp			40
3,543	e*	Secure Computing Corp			27
18,711		ServiceMaster Co			288
639	*	SI International, Inc			18
1,301	e*	Smith Micro Software, Inc			24
1,534	*	Sohu.com, Inc			33
4,123	*	SonicWALL, Inc			34
16,726	e*	Sonus Networks, Inc			135
3,912	e	Sotheby’s			174
4,207	*	Spherion Corp			37
1,239	*	SPSS, Inc			45
2,484	*	SRA International, Inc (Class A)			61
746	e*	Startek, Inc			7
702	e*	Stratasys, Inc			30
221,953	*	Sun Microsystems, Inc			1,334
5,794	*	Sybase, Inc			146
1,700	*	SYKES Enterprises, Inc			31
60,132	*	Symantec Corp			1,040
797	*	SYNNEX Corp			17
9,458	*	Synopsys, Inc			248
403	e	Syntel, Inc			14
4,650	e*	Take-Two Interactive Software, Inc			94
1,034	e	TAL International Group, Inc			25
879	e*	Taleo Corp (Class A)			15
1,878		Talx Corp			62
2,576	e*	TeleTech Holdings, Inc			95
1,161	e	TheStreet.com, Inc			14
4,249	*	THQ, Inc			145

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

13,792	*	TIBCO Software, Inc			$118
1,534	e	TNS, Inc			25
2,517	e	Total System Services, Inc			80
1,168	*	TradeStation Group, Inc			15
2,473	*	Transaction Systems Architects, Inc			80
300	e*	Travelzoo, Inc			11
2,823	e*	Trizetto Group, Inc			57
1,541	e*	Ultimate Software Group, Inc			40
22,840	*	Unisys Corp			193
3,701		United Online, Inc			52
4,172	*	United Rentals, Inc			115
1,948	*	Universal Compression Holdings, Inc			132
6,598	*	Valueclick, Inc			172
1,577	e*	Vasco Data Security International			28
15,786	e*	VeriSign, Inc			397
634	e*	Vertrue, Inc			31
1,519		Viad Corp			59
1,694	*	Vignette Corp			31
858	e*	Volt Information Sciences, Inc			22
34,545		Waste Management, Inc			1,189
2,703	e*	WebEx Communications, Inc			154
449	e*	WebMD Health Corp (Class A)			24
3,244	e*	webMethods, Inc			23
2,958	*	Websense, Inc			68
1,107	e*	WebSideStory, Inc			14
4,910	*	Wind River Systems, Inc			49
2,159	*	Witness Systems, Inc			58
89,612	*	Yahoo!, Inc			2,804

		TOTAL BUSINESS SERVICES			70,038

CHEMICALS AND ALLIED PRODUCTS - 9.23%
96,701		Abbott Laboratories			5,396
1,431	e*	Abraxis BioScience, Inc			38
1,098	e*	Acadia Pharmaceuticals, Inc			16
2,100	e*	Adams Respiratory Therapeutics, Inc			71
2,849	e*	Adolor Corp			25
525	e*	Advanced Magnetics, Inc			32
3,480	e*	ADVENTRX Pharmaceuticals, Inc			9
14,051		Air Products & Chemicals, Inc			1,039
1,600	*	Albany Molecular Research, Inc			16
4,904		Albemarle Corp			203
5,024		Alberto-Culver Co			115
2,114	e*	Alexion Pharmaceuticals, Inc			91
5,676	*	Alkermes, Inc			88
2,039	e*	Alnylam Pharmaceuticals, Inc			37
2,624	e*	Alpharma, Inc (Class A)			63
2,837	*	American Oriental Bioengineering, Inc			27
928	e	American Vanguard Corp			16
74,759	*	Amgen, Inc			4,178
1,944	e*	Anadys Pharmaceuticals, Inc			8
1,500		Arch Chemicals, Inc			47
3,078	e*	Arena Pharmaceuticals, Inc			33
3,660	e*	Array Biopharma, Inc			46
2,452	e*	Atherogenics, Inc			7
1,439	*	Auxilium Pharmaceuticals, Inc			21
1,833	e*	AVANIR Pharmaceuticals (Class A)			2
900	e*	Aventine Renewable Energy Holdings, Inc			16
5,879		Avery Dennison Corp			378
3,321	e*	AVI BioPharma, Inc			9
28,620		Avon Products, Inc			1,066
1,170		Balchem Corp			21
6,940	*	Barr Pharmaceuticals, Inc			322
872	e*	Bentley Pharmaceuticals, Inc			7
1,474	e*	BioCryst Pharmaceuticals, Inc			12
2,648	e*	Bioenvision, Inc			11
22,160	*	Biogen Idec, Inc			983

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

5,486	e*	BioMarin Pharmaceuticals, Inc			$95
900	e*	Bradley Pharmaceuticals, Inc			17
125,172		Bristol-Myers Squibb Co			3,475
3,844		Cabot Corp			183
2,400	e*	Calgon Carbon Corp			20
1,815		Cambrex Corp			45
631	e*	Caraco Pharmaceutical Laboratories Ltd			8
4,692		Celanese Corp (Series A)			145
3,105	e*	Cell Genesys, Inc			13
3,899	e*	Cephalon, Inc			278
3,523		CF Industries Holdings, Inc			136
4,654	*	Charles River Laboratories International, Inc			215
1,163	e*	Chattem, Inc			69
15,194		Chemtura Corp			166
4,292	e	Church & Dwight Co, Inc			216
9,732		Clorox Co			620
1,192	e*	Coley Pharmaceutical Group, Inc			11
32,783		Colgate-Palmolive Co			2,190
1,544	e*	Combinatorx, Inc			11
3,622	e*	Cubist Pharmaceuticals, Inc			80
2,618	*	Cypress Bioscience, Inc			20
2,754		Cytec Industries, Inc			155
1,702	e*	Cytokinetics, Inc			12
5,659		Dade Behring Holdings, Inc			248
4,015	e*	Dendreon Corp			52
1,130	*	Digene Corp			48
60,897		Dow Chemical Co			2,793
58,285		Du Pont (E.I.) de Nemours & Co			2,881
3,494	*	Durect Corp			15
5,082		Eastman Chemical Co			322
11,655		Ecolab, Inc			501
62,594		Eli Lilly & Co			3,362
1,704	*	Elizabeth Arden, Inc			37
1,484	e*	Emisphere Technologies, Inc			5
4,500	e*	Encysive Pharmaceuticals, Inc			12
3,094	e*	Enzon Pharmaceuticals, Inc			25
8,026	e	Estee Lauder Cos (Class A)			392
2,913		Ferro Corp			63
2,528		FMC Corp			191
21,008	*	Forest Laboratories, Inc			1,081
29,739	*	Genentech, Inc			2,442
1,612	e*	Genitope Corp			7
8,696	e*	Genta, Inc			3
16,791	*	Genzyme Corp			1,008
2,274	e	Georgia Gulf Corp			37
4,250	e*	Geron Corp			30
28,935	*	Gilead Sciences, Inc			2,214
818	e*	GTx, Inc			17
3,306		H.B. Fuller Co			90
1,828	e*	Hana Biosciences, Inc			3
7,598	*	Hercules, Inc			148
517	e*	Hi-Tech Pharmacal Co, Inc			6
9,893	*	Hospira, Inc			405
8,974	e*	Human Genome Sciences, Inc			95
5,464		Huntsman Corp			104
861	e*	Idenix Pharmaceuticals, Inc			6
1,922	*	Idexx Laboratories, Inc			168
4,629	e*	ImClone Systems, Inc			189
4,347	*	Immucor, Inc			128
3,006	e*	Indevus Pharmaceuticals, Inc			21
730		Innospec, Inc			42
236	e	Inter Parfums, Inc			5
1,694	e*	InterMune, Inc			42
5,869		International Flavors & Fragrances, Inc			277
1,794	e*	Inverness Medical Innovations, Inc			79
3,327	e*	Invitrogen Corp			212

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,504	e*	Keryx Biopharmaceuticals, Inc			$16
15,613	*	King Pharmaceuticals, Inc			307
650		Koppers Holdings, Inc			17
358	e	Kronos Worldwide, Inc			12
2,481	e*	KV Pharmaceutical Co (Class A)			61
4,300		Lubrizol Corp			222
13,216		Lyondell Chemical Co			396
1,876		MacDermid, Inc			65
987	e	Mannatech, Inc			16
1,441	e*	MannKind Corp			21
2,109	*	Martek Biosciences Corp			43
7,861	e*	Medarex, Inc			102
3,315	*	Medicines Co			83
3,736	e	Medicis Pharmaceutical Corp (Class A)			115
747	e*	Medifast, Inc			5
15,691	*	Medimmune, Inc			571
138,509		Merck & Co, Inc			6,118
1,096		Meridian Bioscience, Inc			30
1,372	e*	Metabasis Therapeutics, Inc			10
4,800	*	MGI Pharma, Inc			108
20,319	*	Millennium Pharmaceuticals, Inc			231
1,070	e	Minerals Technologies, Inc			67
1,402	e*	Momenta Pharmaceuticals, Inc			18
34,476		Monsanto Co			1,895
8,391	*	Mosaic Co			224
15,633	e	Mylan Laboratories, Inc			330
4,000	e*	Nabi Biopharmaceuticals			21
6,850		Nalco Holding Co			164
1,189	e*	Nastech Pharmaceutical Co, Inc			13
3,790	*	NBTY, Inc			201
2,526	e*	Neurocrine Biosciences, Inc			32
838	e*	New River Pharmaceuticals, Inc			53
1,115		NewMarket Corp			45
964	e	NL Industries, Inc			11
1,322	e*	Northfield Laboratories, Inc			5
3,944	e*	Novavax, Inc			10
1,495	e*	Noven Pharmaceuticals, Inc			35
2,588	*	NPS Pharmaceuticals, Inc			9
3,169	e*	Nuvelo, Inc			12
4,620		Olin Corp			78
1,900	*	OM Group, Inc			85
2,655	*	Omnova Solutions, Inc			14
2,409	e*	Onyx Pharmaceuticals, Inc			60
2,901	e*	OraSure Technologies, Inc			21
3,810	e*	OSI Pharmaceuticals, Inc			126
1,393	e*	Pacific Ethanol, Inc			24
1,792	e*	Pain Therapeutics, Inc			14
3,203	e*	Panacos Pharmaceuticals, Inc			15
2,340	e*	Par Pharmaceutical Cos, Inc			59
1,703	*	Parexel International Corp			61
812	e*	Parlux Fragrances, Inc			4
7,345	e*	PDL BioPharma, Inc			159
1,492	e*	Penwest Pharmaceuticals Co			15
11,078	e*	Peregrine Pharmaceuticals, Inc			11
5,365		Perrigo Co			95
1,182	e*	PetMed Express, Inc			14
464,782		Pfizer, Inc			11,740
1,639	e*	Pharmion Corp			43
752	e*	Pioneer Cos, Inc			21
6,365	*	PolyOne Corp			39
1,425	e*	Pozen, Inc			21
10,481		PPG Industries, Inc			737
20,456		Praxair, Inc			1,288
1,891	*	Prestige Brands Holdings, Inc			22
208,192		Procter & Gamble Co			13,149
1,419	*	Progenics Pharmaceuticals, Inc			34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,976	e*	Quidel Corp			$24
1,297	e*	Renovis, Inc			4
13,803	e,v*	Revlon, Inc (Class A)			14
1,957	*	Rockwood Holdings, Inc			54
10,198		Rohm & Haas Co			527
7,884		RPM International, Inc			182
2,502	e*	Salix Pharmaceuticals Ltd			31
2,916	e*	Santarus, Inc			20
94,106		Schering-Plough Corp			2,401
1,824	e*	Sciele Pharma, Inc			43
2,971	e	Scotts Miracle-Gro Co (Class A)			131
3,076		Sensient Technologies Corp			79
7,046	e*	Sepracor, Inc			329
8,244		Sigma-Aldrich Corp			342
500	e	Stepan Co			13
3,078	e*	SuperGen, Inc			18
900	e*	SurModics, Inc			32
1,732	e*	Tanox, Inc			32
2,786	e	Tronox, Inc (Class B)			39
3,302		UAP Holding Corp			85
1,527	*	United Therapeutics Corp			82
594	e*	USANA Health Sciences, Inc			28
5,847	*	USEC, Inc			95
5,951	*	Valeant Pharmaceuticals International			103
6,561	e	Valspar Corp			183
5,212	*	VCA Antech, Inc			189
7,113	*	Vertex Pharmaceuticals, Inc			199
4,346	e*	Viropharma, Inc			62
425	e*	Visicu, Inc			3
6,559	e*	Watson Pharmaceuticals, Inc			173
893	e	Westlake Chemical Corp			24
4,714	e*	WR Grace & Co			124
85,265		Wyeth			4,266
1,060	e*	Xenoport, Inc			30
2,399	e*	Zymogenetics, Inc			37

		TOTAL CHEMICALS AND ALLIED PRODUCTS			92,076

COAL MINING - 0.17%
3,350	e*	Alpha Natural Resources, Inc			52
9,116	e	Arch Coal, Inc			280
11,616		Consol Energy, Inc			455
7,316	e*	International Coal Group, Inc			38
879	e*	James River Coal Co			7
5,174	e	Massey Energy Co			124
16,980		Peabody Energy Corp			683
1,148		Penn Virginia Corp			84
431	e*	Westmoreland Coal Co			9

		TOTAL COAL MINING			1,732

COMMUNICATIONS - 4.99%
2,743	e	Alaska Communications Systems Group, Inc			40
22,800		Alltel Corp			1,414
26,811	*	American Tower Corp (Class A)			1,044
2,198	e*	Anixter International, Inc			145
398,398		AT&T, Inc			15,709
356		Atlantic Tele-Network, Inc			9
1,206	e*	Audiovox Corp (Class A)			18
29,737	*	Avaya, Inc			351
2,522	e*	Brightpoint, Inc			29
13,439		Cablevision Systems Corp (Class A)			409
1,055	*	Cbeyond Communications, Inc			31
1,478	e*	Centennial Communications Corp			12
7,562		CenturyTel, Inc			342
25,044	e*	Charter Communications, Inc (Class A)			70
16,520	*	Cincinnati Bell, Inc			78
2,418	e	Citadel Broadcasting Corp			23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

22,186		Citizens Communications Co			$332
31,938	e	Clear Channel Communications, Inc			1,119
185,244	*	Comcast Corp (Class A)			4,807
1,530	e	Consolidated Communications Holdings, Inc			30
18,769	e*	Covad Communications Group, Inc			24
2,938	e*	Cox Radio, Inc (Class A)			40
14,035	e*	Crown Castle International Corp			451
1,802	e*	Crown Media Holdings, Inc (Class A)			10
1,200	e	CT Communications, Inc			29
900	e*	CTC Media, Inc			23
3,424	e*	Cumulus Media, Inc (Class A)			32
51,906	*	DIRECTV Group, Inc			1,197
9,292	e*	Dobson Communications Corp (Class A)			80
13,281	*	EchoStar Communications Corp (Class A)			577
9,310		Embarq Corp			525
2,106	e	Emmis Communications Corp (Class A)			18
2,180	e	Entercom Communications Corp (Class A)			61
5,154	*	Entravision Communications Corp (Class A)			48
575	*	Eschelon Telecom, Inc			17
1,820	e	Fairpoint Communications, Inc			35
8,501	e*	FiberTower Corp			44
354	e*	Fisher Communications, Inc			17
9,435	*	Foundry Networks, Inc			128
3,022	*	General Communication, Inc (Class A)			42
4,248		Global Payments, Inc			145
1,459		Golden Telecom, Inc			81
3,118	e	Gray Television, Inc			32
1,540	e*	Harris Stratex Networks, Inc (Class A)			30
2,115	e	Hearst-Argyle Television, Inc			57
10,819	e*	IAC/InterActiveCorp			408
3,749	e	IDT Corp (Class B)			43
1,065	e*	InPhonic, Inc			12
1,874	e	Iowa Telecommunications Services, Inc			37
1,069	e*	iPCS, Inc			52
3,186	*	j2 Global Communications, Inc			88
2,836	*	Leap Wireless International, Inc			187
93,765	e*	Level 3 Communications, Inc			572
25,846	e*	Liberty Global, Inc (Class A)			851
8,880	*	Liberty Media Corp - Capital (Series A)			982
42,781	*	Liberty Media Holding Corp (Interactive A)			1,019
1,755	*	Lightbridge, Inc			31
1,798	e*	Lin TV Corp (Class A)			29
767	*	Lodgenet Entertainment Corp			24
2,626	e*	Mastec, Inc			29
4,583	*	Mediacom Communications Corp (Class A)			37
4,025	e*	NeuStar, Inc (Class A)			114
8,710	*	NII Holdings, Inc			646
1,200	e	North Pittsburgh Systems, Inc			26
1,922	e*	Novatel Wireless, Inc			31
940		NTELOS Holdings Corp			18
2,500	e*	PAETEC Holding Corp			26
100,246	e*	Qwest Communications International, Inc			901
5,650	*	Radio One, Inc (Class D)			36
1,881	*	RCN Corp			48
695	e	Salem Communications Corp (Class A)			9
2,129	e*	SAVVIS, Inc			102
6,600	e*	SBA Communications Corp (Class A)			195
468	e	Shenandoah Telecom Co			22
3,111	e	Sinclair Broadcast Group, Inc (Class A)			48
2,599	e*	Spanish Broadcasting System, Inc (Class A)			10
183,550		Sprint Nextel Corp			3,480
956	e	SureWest Communications			24
1,160	e*	Syniverse Holdings, Inc			12
7,023		Telephone & Data Systems, Inc			419
1,962	e*	Terremark Worldwide, Inc			16
4,990	e*	TiVo, Inc			32

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,032	*	US Cellular Corp			$76
1,642	e	USA Mobility, Inc			33
184,877		Verizon Communications, Inc			7,011
40,413	*	Viacom, Inc (Class B)			1,661
1,993	e*	Vonage Holdings Corp			7
27,536		Windstream Corp			405
3,292	e*	Wireless Facilities, Inc			4
19,696	e*	XM Satellite Radio Holdings, Inc (Class A)			254

		TOTAL COMMUNICATIONS			49,822

DEPOSITORY INSTITUTIONS - 8.07%
1,117	e	1st Source Corp			29
458	e	Abington Community Bancorp, Inc			9
922	e	Alabama National Bancorp			65
1,700		Amcore Financial, Inc			54
678	e	AmericanWest Bancorp			15
853	e	Ameris Bancorp			21
1,536		Anchor Bancorp Wisconsin, Inc			44
721	e	Arrow Financial Corp			16
8,520		Associated Banc-Corp			286
5,993		Astoria Financial Corp			159
520		Bancfirst Corp			24
586	e*	Bancorp, Inc			15
5,040	e	Bancorpsouth, Inc			123
500	e	BancTrust Financial Group, Inc			11
4,488		Bank Mutual Corp			51
289,512		Bank of America Corp			14,771
1,250	e	Bank of Granite Corp			22
3,393		Bank of Hawaii Corp			180
48,418		Bank of New York Co, Inc			1,963
638	e	Bank of the Ozarks, Inc			18
2,977	e	BankAtlantic Bancorp, Inc (Class A)			33
1,599	e	BankFinancial Corp			26
2,017	e	BankUnited Financial Corp (Class A)			43
777		Banner Corp			32
34,732		BB&T Corp			1,425
550	e	Berkshire Hills Bancorp, Inc			19
1,600	e*	BFC Financial Corp (Class A)			7
1,341		BOK Financial Corp			66
2,260	e	Boston Private Financial Holdings, Inc			63
3,927	e	Brookline Bancorp, Inc			50
514	e	Cadence Financial Corp			10
580	e	Camden National Corp			25
831	e	Capital City Bank Group, Inc			28
599	e	Capital Corp of the West			16
828	e	Capitol Bancorp Ltd			31
1,324	e	Capitol Federal Financial			50
1,590	e	Cardinal Financial Corp			16
1,800	e	Cascade Bancorp			47
363	e	Cass Information Systems, Inc			12
3,316	e	Cathay General Bancorp			113
3,800	e*	Centennial Bank Holdings, Inc			33
622		Center Financial Corp			12
565	e	Centerstate Banks of Florida, Inc			10
1,887		Central Pacific Financial Corp			69
1,722	e	Chemical Financial Corp			51
3,197		Chittenden Corp			97
5,629	e	Citizens Banking Corp			125
553	e	Citizens First Bancorp, Inc			13
825	e	City Bank			26
1,123		City Holding Co			45
2,626		City National Corp			193
875	e	Clifton Savings Bancorp, Inc			10
1,161	e	Coastal Financial Corp			18
675	e	CoBiz, Inc			13
9,930		Colonial Bancgroup, Inc			246

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

633	e	Columbia Bancorp			$15
1,059	e	Columbia Banking System, Inc			36
10,173		Comerica, Inc			601
12,004		Commerce Bancorp, Inc			401
4,204	e	Commerce Bancshares, Inc			203
345	e*	Community Bancorp			11
2,024	e	Community Bank System, Inc			42
1,549	e	Community Banks, Inc			37
1,003	e	Community Trust Bancorp, Inc			36
8,046		Compass Bancshares, Inc			554
2,340	e	Corus Bankshares, Inc			40
3,871		Cullen/Frost Bankers, Inc			203
4,428	e	CVB Financial Corp			53
1,609	e	Dime Community Bancshares			21
639	*	Dollar Financial Corp			16
1,361	e	Downey Financial Corp			88
3,926		East West Bancorp, Inc			144
512	e	Enterprise Financial Services Corp			14
2,103	*	Euronet Worldwide, Inc			56
447	e	Farmers Capital Bank Corp			13
30,284	e	Fifth Third Bancorp			1,172
720	e	First Bancorp			15
4,676		First Bancorp			62
900	e	First Busey Corp			19
2,100	e	First Charter Corp			45
429		First Citizens Bancshares, Inc (Class A)			86
4,700	e	First Commonwealth Financial Corp			55
1,486	e	First Community Bancorp, Inc			84
680	e	First Community Bancshares, Inc			27
2,359	e	First Financial Bancorp			36
1,332	e	First Financial Bankshares, Inc			56
903	e	First Financial Corp			28
600	e	First Financial Holdings, Inc			21
8,055	e	First Horizon National Corp			335
915		First Indiana Corp			20
1,238	e	First Merchants Corp			29
3,362	e	First Midwest Bancorp, Inc			124
7,184		First Niagara Financial Group, Inc			100
987	e	First Place Financial Corp			21
486	*	First Regional Bancorp			14
1,356		First Republic Bank			73
504	e	First South Bancorp, Inc			15
998	e	First State Bancorporation			23
1,077	e*	FirstFed Financial Corp			61
5,102	e	FirstMerit Corp			108
1,967	e	Flagstar Bancorp, Inc			24
1,105	e	Flushing Financial Corp			18
3,778	e	FNB Corp			64
419	e	FNB Corp			15
1,364	e*	Franklin Bank Corp			24
4,200	e	Fremont General Corp			29
2,394	e	Frontier Financial Corp			60
11,161	e	Fulton Financial Corp			162
872	e	GB&T Bancshares, Inc			16
3,468	e	Glacier Bancorp, Inc			83
699	e	Great Southern Bancorp, Inc			20
3,069	e	Greater Bay Bancorp			83
437	e	Greene County Bancshares, Inc			15
1,711		Hancock Holding Co			75
2,620	e	Hanmi Financial Corp			50
1,911	e	Harleysville National Corp			34
928	e	Heartland Financial USA, Inc			25
803	e	Heritage Commerce Corp			20
883	e	Horizon Financial Corp			19
37,381	e	Hudson City Bancorp, Inc			511
15,300		Huntington Bancshares, Inc			334

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

632	e	IBERIABANK Corp			$35
938		Independent Bank Corp			31
1,683	e	Independent Bank Corp			34
4,091	e	IndyMac Bancorp, Inc			131
1,040	e	Integra Bank Corp			23
2,996		International Bancshares Corp			89
309	e*	Intervest Bancshares Corp			9
3,434	*	Investors Bancorp, Inc			50
4,126		Investors Financial Services Corp			240
1,234	e	Irwin Financial Corp			23
323		ITLA Capital Corp			17
220,315		JPMorgan Chase & Co			10,659
1,441	e	Kearny Financial Corp			21
25,669		Keycorp			962
2,198	e	KNBT Bancorp, Inc			32
977	e	Lakeland Bancorp, Inc			13
734	e	Lakeland Financial Corp			17
4,703		M&T Bank Corp			545
957	e	Macatawa Bank Corp			18
2,162		MAF Bancorp, Inc			89
731	e	MainSource Financial Group, Inc			12
15,734		Marshall & Ilsley Corp			729
1,960	e	MB Financial, Inc			71
977	e	MBT Financial Corp			13
26,169		Mellon Financial Corp			1,129
548		Mercantile Bank Corp			18
453	e	MetroCorp Bancshares, Inc			10
1,600	e	Mid-State Bancshares			59
1,081	e	Midwest Banc Holdings, Inc			19
1,144	e	Nara Bancorp, Inc			20
206	e	NASB Financial, Inc			7
39,307	e	National City Corp			1,464
3,106	e	National Penn Bancshares, Inc			59
2,152	e	NBT Bancorp, Inc			50
3,099	e*	Net 1 UEPS Technologies, Inc			77
3,228	e*	NetBank, Inc			7
18,040	e	New York Community Bancorp, Inc			317
7,703	e	NewAlliance Bancshares, Inc			125
13,760		Northern Trust Corp			828
1,341	e	Northwest Bancorp, Inc			36
486	e	OceanFirst Financial Corp			8
4,701	e	Old National Bancorp			85
1,064	e	Old Second Bancorp, Inc			29
853	e	Omega Financial Corp			24
1,295		Oriental Financial Group, Inc			15
3,244	e	Pacific Capital Bancorp			104
688	e	Park National Corp			65
3,379	e	Partners Trust Financial Group, Inc			39
762		Pennfed Financial Services, Inc			17
595		Peoples Bancorp, Inc			16
3,916		People’s Bank			174
1,580		PFF Bancorp, Inc			48
986	e*	Pinnacle Financial Partners, Inc			30
747		Placer Sierra Bancshares			20
21,985		PNC Financial Services Group, Inc			1,582
18,374		Popular, Inc			304
424	e	Preferred Bank			17
937	e	Premierwest Bancorp			13
1,141	e	PrivateBancorp, Inc			42
2,230	e	Prosperity Bancshares, Inc			77
2,140	e	Provident Bankshares Corp			70
4,684		Provident Financial Services, Inc			82
2,753	e	Provident New York Bancorp			39
46,397		Regions Financial Corp			1,641
769	e	Renasant Corp			19
613	e	Republic Bancorp, Inc (Class A)			14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

598	e	Rockville Financial, Inc			$9
317	e	Royal Bancshares of Pennsylvania (Class A)			8
1,811	e	S&T Bancorp, Inc			60
846	e	S.Y. Bancorp, Inc			21
1,000	e	Sandy Spring Bancorp, Inc			35
357		Santander BanCorp			6
605	e	SCBT Financial Corp			22
740	e	Seacoast Banking Corp of Florida			17
938	e	Security Bank Corp			19
549	e	Shore Bancshares, Inc			15
370	e	Sierra Bancorp			10
1,893	e*	Signature Bank			62
1,066	e	Simmons First National Corp (Class A)			32
6,530		Sky Financial Group, Inc			175
552		Smithtown Bancorp, Inc			14
4,761	e	South Financial Group, Inc			118
687	e	Southside Bancshares, Inc			16
740		Southwest Bancorp, Inc			19
23,506	e	Sovereign Bancorp, Inc			598
21,137		State Street Corp			1,369
1,199	e	Sterling Bancorp			22
3,900		Sterling Bancshares, Inc			44
1,778	e	Sterling Financial Corp			39
2,804		Sterling Financial Corp			87
701	e	Suffolk Bancorp			23
558	e*	Sun Bancorp, Inc			10
22,943		SunTrust Banks, Inc			1,905
943	e*	Superior Bancorp			10
3,131		Susquehanna Bancshares, Inc			73
2,287	e*	SVB Financial Group			111
17,015		Synovus Financial Corp			550
300		Taylor Capital Group, Inc			11
8,192		TCF Financial Corp			216
6,502		TD Banknorth, Inc			209
1,482	e*	Texas Capital Bancshares, Inc			30
1,372	e	TierOne Corp			37
709	e	Tompkins Trustco, Inc			30
726	e	Trico Bancshares			17
5,202	e	Trustco Bank Corp NY			50
2,902		Trustmark Corp			81
6,278	e	UCBH Holdings, Inc			117
2,088	e	UMB Financial Corp			79
3,609	e	Umpqua Holdings Corp			97
814	e	Union Bankshares Corp			21
3,334		UnionBanCal Corp			211
2,534	e	United Bankshares, Inc			89
2,128	e	United Community Banks, Inc			70
1,981	e	United Community Financial Corp			22
460	e	United Security Bancshares			9
792	e	Univest Corp of Pennsylvania			20
112,754		US Bancorp			3,943
1,110	e	USB Holding Co, Inc			25
7,403	e	Valley National Bancorp			187
526	e	Vineyard National Bancorp			12
753	e*	Virginia Commerce Bancorp			16
786	e	Virginia Financial Group, Inc			20
7,937		W Holding Co, Inc			40
119,613		Wachovia Corp			6,585
5,275		Washington Federal, Inc			124
55,734		Washington Mutual, Inc			2,251
881	e	Washington Trust Bancorp, Inc			24
681	e*	Wauwatosa Holdings, Inc			12
3,232		Webster Financial Corp			155
213,010		Wells Fargo & Co			7,334
1,534		WesBanco, Inc			47
1,323	e	West Bancorporation, Inc			20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

977	e	West Coast Bancorp			$31
2,016	e	Westamerica Bancorporation			97
850	e*	Western Alliance Bancorp			26
48,711		Western Union Co			1,069
1,174		Westfield Financial, Inc			13
4,160		Whitney Holding Corp			127
1,008	e	Willow Grove Bancorp, Inc			13
4,525		Wilmington Trust Corp			191
980	e	Wilshire Bancorp, Inc			16
1,580	e	Wintrust Financial Corp			70
320		WSFS Financial Corp			21
558	e	Yardville National Bancorp			20
6,629		Zions Bancorporation			560

		TOTAL DEPOSITORY INSTITUTIONS			80,469

EATING AND DRINKING PLACES - 0.95%
1,322	e*	AFC Enterprises			26
4,987		Applebees International, Inc			124
758	e*	BJ’s Restaurants, Inc			16
2,400		Bob Evans Farms, Inc			89
8,344		Brinker International, Inc			273
395	e*	Buffalo Wild Wings, Inc			25
1,626		Burger King Holdings, Inc			35
1,314	e*	California Pizza Kitchen, Inc			43
1,992	e	CBRL Group, Inc			92
2,362	*	CEC Entertainment, Inc			98
5,201	e*	Cheesecake Factory			139
1,699	*	Chipotle Mexican Grill, Inc (Class B)			98
3,658	e	CKE Restaurants, Inc			69
2,170	e*	Cosi, Inc			12
9,630	e	Darden Restaurants, Inc			397
6,036	*	Denny’s Corp			30
2,437	*	Domino’s Pizza, Inc			79
1,384	e	IHOP Corp			81
2,392	*	Jack in the Box, Inc			165
3,561	e*	Krispy Kreme Doughnuts, Inc			36
1,203	e	Landry’s Restaurants, Inc			36
1,554	e*	Luby’s, Inc			15
528	*	McCormick & Schmick’s Seafood Restaurants, Inc			14
77,728		McDonald’s Corp			3,502
654	*	Morton’s Restaurant Group, Inc			12
1,720	*	O’Charleys, Inc			33
4,319		OSI Restaurant Partners, Inc			171
1,450	e*	Papa John’s International, Inc			43
1,702	e*	PF Chang’s China Bistro, Inc			71
2,362	*	Rare Hospitality International, Inc			71
957	e*	Red Robin Gourmet Burgers, Inc			37
3,600	e	Ruby Tuesday, Inc			103
800	e*	Ruth’s Chris Steak House, Inc			16
4,411	*	Sonic Corp			98
48,807	*	Starbucks Corp			1,531
1,689	e*	Steak N Shake Co			28
3,384	e*	Texas Roadhouse, Inc (Class A)			48
12,133		Tim Hortons, Inc			369
3,982		Triarc Cos (Class B)			68
6,920	e	Wendy’s International, Inc			217
17,525		Yum! Brands, Inc			1,012

		TOTAL EATING AND DRINKING PLACES			9,422

EDUCATIONAL SERVICES - 0.13%
8,774	e*	Apollo Group, Inc (Class A)			385
6,314	*	Career Education Corp			193
5,717	e*	Corinthian Colleges, Inc			79
4,016		DeVry, Inc			118
1,214	e*	Educate, Inc			9
2,770	*	ITT Educational Services, Inc			226

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,632	*	Laureate Education, Inc			$155
968	e	Strayer Education, Inc			121
1,448	e*	Universal Technical Institute, Inc			33

		TOTAL EDUCATIONAL SERVICES			1,319

ELECTRIC, GAS, AND SANITARY SERVICES - 4.35%
41,822	*	AES Corp			900
4,796		AGL Resources, Inc			205
10,338	*	Allegheny Energy, Inc			508
1,693		Allete, Inc			79
7,323		Alliant Energy Corp			328
15,781	*	Allied Waste Industries, Inc			199
12,827		Ameren Corp			645
822	e	American Ecology Corp			16
24,825		American Electric Power Co, Inc			1,210
1,100	e	American States Water Co			41
8,103		Aqua America, Inc			182
24,847	*	Aquila, Inc			104
5,341		Atmos Energy Corp			167
3,100		Avista Corp			75
2,253	e	Black Hills Corp			83
1,013	e	California Water Service Group			39
770		Cascade Natural Gas Corp			20
1,195	*	Casella Waste Systems, Inc (Class A)			12
20,446	e	Centerpoint Energy, Inc			367
1,063	e	CH Energy Group, Inc			52
1,104	e*	Clean Harbors, Inc			50
3,305		Cleco Corp			85
13,685	e	CMS Energy Corp			244
15,657		Consolidated Edison, Inc			799
11,552		Constellation Energy Group, Inc			1,004
7,381	*	Covanta Holding Corp			164
1,704	e	Crosstex Energy, Inc			49
22,225		Dominion Resources, Inc			1,973
7,914	e	DPL, Inc			246
11,108		DTE Energy Co			532
78,876		Duke Energy Corp			1,600
5,233		Duquesne Light Holdings, Inc			104
24,110	*	Dynegy, Inc (Class A)			223
20,498		Edison International			1,007
42,504		El Paso Corp			615
2,788	*	El Paso Electric Co			73
1,913		Empire District Electric Co			47
4,652		Energen Corp			237
9,504		Energy East Corp			231
453	e	EnergySouth, Inc			19
13,210		Entergy Corp			1,386
42,491		Exelon Corp			2,920
20,962		FirstEnergy Corp			1,389
25,755		FPL Group, Inc			1,575
4,858	e	Great Plains Energy, Inc			158
5,200	e	Hawaiian Electric Industries, Inc			135
2,843		Idacorp, Inc			96
4,710	e	Integrys Energy Group, Inc			261
914	e	ITC Holdings Corp			40
11,065		KeySpan Corp			455
6,767	e	Kinder Morgan, Inc			720
1,400	e	Laclede Group, Inc			43
419	e	Markwest Hydrocarbon, Inc			26
11,775		MDU Resources Group, Inc			338
1,512		Metal Management, Inc			70
1,200	e	MGE Energy, Inc			43
16,616	*	Mirant Corp			672
5,518	e	National Fuel Gas Co			239
1,850	e	New Jersey Resources Corp			93
2,750	e	Nicor, Inc			133

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

17,372		NiSource, Inc			$424
9,900		Northeast Utilities			324
1,750	e	Northwest Natural Gas Co			80
2,408		NorthWestern Corp			85
8,255	*	NRG Energy, Inc			595
6,921		NSTAR			243
5,851		OGE Energy Corp			227
7,361		Oneok, Inc			331
469	e	Ormat Technologies, Inc			20
1,956	e	Otter Tail Corp			67
12,472		Pepco Holdings, Inc			362
21,898		PG&E Corp			1,057
591	e*	Pico Holdings, Inc			25
4,900		Piedmont Natural Gas Co, Inc			129
1,025	e*	Pike Electric Corp			19
6,239		Pinnacle West Capital Corp			301
3,483	e*	Plug Power, Inc			11
4,199		PNM Resources, Inc			136
1,726	e	Portland General Electric Co			50
24,198		PPL Corp			990
16,208	e	Progress Energy, Inc			818
5,000	m,v*	Progress Energy, Inc			—	^
15,808		Public Service Enterprise Group, Inc			1,313
7,154		Puget Energy, Inc			184
5,509		Questar Corp			491
21,800	e*	Reliant Energy, Inc			443
10,905		Republic Services, Inc			303
1,126	e	Resource America, Inc (Class A)			27
7,275	e	SCANA Corp			314
16,443		Sempra Energy			1,003
12,547	*	Sierra Pacific Resources			218
1,020	e	SJW Corp			41
1,884	e	South Jersey Industries, Inc			72
47,130		Southern Co			1,727
6,440		Southern Union Co			196
2,572		Southwest Gas Corp			100
1,025	e	Southwest Water Co			15
2,854	e*	Stericycle, Inc			233
3,976	e	Synagro Technologies, Inc			23
13,485		TECO Energy, Inc			232
29,147		TXU Corp			1,868
6,965		UGI Corp			186
1,633		UIL Holdings Corp			57
2,373		Unisource Energy Corp			89
4,904	e	Vectren Corp			140
3,949	*	Waste Connections, Inc			118
499		Waste Industries USA, Inc			14
1,458	e*	Waste Services, Inc			15
5,625		Westar Energy, Inc			155
3,300	e	WGL Holdings, Inc			105
38,193		Williams Cos, Inc			1,087
7,578		Wisconsin Energy Corp			368
26,149	e	Xcel Energy, Inc			646

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES			43,403

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.93%
1,556	*	Actel Corp			26
3,000		Acuity Brands, Inc			163
7,209	*	Adaptec, Inc			28
7,316	*	ADC Telecommunications, Inc			122
4,420		Adtran, Inc			108
2,343	e*	Advanced Analogic Technologies, Inc			15
2,251	*	Advanced Energy Industries, Inc			47
34,301	e*	Advanced Micro Devices, Inc			448
4,300	*	Aeroflex, Inc			57
10,899	*	Agere Systems, Inc			247

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

22,750		Altera Corp			$455
1,695	e*	American Superconductor Corp			23
6,834		Ametek, Inc			236
2,968	*	AMIS Holdings, Inc			32
6,298	e*	Amkor Technology, Inc			79
5,827		Amphenol Corp (Class A)			376
3,097	e*	Anadigics, Inc			37
21,473		Analog Devices, Inc			741
10,546	*	Andrew Corp			112
54,133	*	Apple Computer, Inc			5,029
19,510	*	Applied Micro Circuits Corp			71
6,887	e*	Arris Group, Inc			97
3,325	e*	Atheros Communications, Inc			80
27,704	*	Atmel Corp			139
2,512	*	ATMI, Inc			77
2,604	e*	Avanex Corp			5
8,282	*	Avnet, Inc			299
3,547		AVX Corp			54
2,164		Baldor Electric Co			82
674	e	Bel Fuse, Inc (Class B)			26
4,279	*	Benchmark Electronics, Inc			88
3,618	e*	Bookham, Inc			8
28,853	*	Broadcom Corp (Class A)			925
23,785	*	Brocade Communications Systems, Inc			226
1,448	e*	CalAmp Corp			12
6,761	e*	Capstone Turbine Corp			7
1,332	e*	Carrier Access Corp			7
2,989	*	C-COR, Inc			41
1,663	e*	Ceradyne, Inc			91
2,612	*	Checkpoint Systems, Inc			62
1,792	e*	China BAK Battery, Inc			6
5,374	e*	Ciena Corp			150
387,140	*	Cisco Systems, Inc			9,884
908	e*	Color Kinetics, Inc			18
1,458	*	Comtech Telecommunications Corp			56
32,205	e*	Conexant Systems, Inc			53
457	*	CPI International, Inc			9
5,056	e*	Cree, Inc			83
2,100		CTS Corp			29
1,000	e	Cubic Corp			22
8,969	e*	Cypress Semiconductor Corp			166
1,281	e*	Diodes, Inc			45
633	e*	Directed Electronics, Inc			6
2,576	*	Ditech Networks, Inc			21
2,248	*	Dolby Laboratories, Inc (Class A)			78
1,958	*	DSP Group, Inc			37
1,168	e*	DTS, Inc			28
2,000	*	Electro Scientific Industries, Inc			38
2,542	e*	Emcore Corp			13
51,934		Emerson Electric Co			2,238
956	e*	EMS Technologies, Inc			18
3,640	*	Energizer Holdings, Inc			311
2,523	e*	Energy Conversion Devices, Inc			88
3,062	e*	EnerSys			53
4,298	e*	Evergreen Solar, Inc			42
2,444	*	Exar Corp			32
7,886	*	Fairchild Semiconductor International, Inc			132
14,527	e*	Finisar Corp			51
700	e*	First Solar, Inc			36
1,486		Franklin Electric Co, Inc			69
2,934	e*	FuelCell Energy, Inc			23
15,290	*	Gemstar-TV Guide International, Inc			64
1,540	*	Genlyte Group, Inc			109
6,759	*	GrafTech International Ltd			61
1,507	e*	Greatbatch, Inc			38
4,325	e	Harman International Industries, Inc			416

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

5,636	*	Harmonic, Inc			$55
8,649		Harris Corp			441
6,021	e*	Hexcel Corp			120
829	*	Hittite Microwave Corp			33
52,679		Honeywell International, Inc			2,426
1,800	e*	Hutchinson Technology, Inc			42
739	e*	ID Systems, Inc			9
1,334	e*	Ikanos Communications, Inc			10
2,223		Imation Corp			90
13,019	*	Integrated Device Technology, Inc			201
368,736		Intel Corp			7,054
3,415	e*	Interdigital Communications Corp			108
4,573	*	International Rectifier Corp			175
9,144		Intersil Corp (Class A)			242
1,421		Inter-Tel, Inc			34
2,296	e*	InterVoice, Inc			15
724	e*	iRobot Corp			10
1,636	e*	IXYS Corp			17
3,119	e*	Jarden Corp			119
13,081	e*	JDS Uniphase Corp			199
6,007	e*	Kemet Corp			46
7,785		L-3 Communications Holdings, Inc			681
894	e*	Lamson & Sessions Co			25
7,863	*	Lattice Semiconductor Corp			46
2,740		Lincoln Electric Holdings, Inc			163
19,165		Linear Technology Corp			605
1,534	*	Littelfuse, Inc			62
732	*	Loral Space & Communications, Inc			37
1,293	e	LSI Industries, Inc			22
25,060	e*	LSI Logic Corp			262
3,108	*	Mattson Technology, Inc			28
20,175		Maxim Integrated Products, Inc			593
936	e*	Maxwell Technologies, Inc			12
1,334	e*	Medis Technologies Ltd			23
9,415	*	MEMC Electronic Materials, Inc			570
1,540	e*	Mercury Computer Systems, Inc			21
2,500		Methode Electronics, Inc			37
4,755	*	Micrel, Inc			52
13,649		Microchip Technology, Inc			485
46,315	*	Micron Technology, Inc			559
4,543	e*	Microsemi Corp			95
4,100	e*	Microtune, Inc			17
7,089	*	Mindspeed Technologies, Inc			15
2,847	*	MIPS Technologies, Inc			25
1,718	e*	Mobility Electronics, Inc			5
8,747		Molex, Inc			247
1,168	e*	Monolithic Power Systems, Inc			15
2,561	*	Moog, Inc (Class A)			107
1,507	e*	MoSys, Inc			13
156,357		Motorola, Inc			2,763
7,339	e*	MRV Communications, Inc			26
555	e*	Multi-Fineline Electronix, Inc			9
300		National Presto Industries, Inc			18
21,753		National Semiconductor Corp			525
4,200	m,v*	NCP Litigation Trust			—	^
1,013	e*	Netlogic Microsystems, Inc			27
24,105	*	Network Appliance, Inc			880
8,219	e*	Novellus Systems, Inc			263
22,670	*	Nvidia Corp			652
3,460	e*	Omnivision Technologies, Inc			45
10,163	e*	ON Semiconductor Corp			91
6,068	e*	Openwave Systems, Inc			49
1,210	*	Oplink Communications, Inc			22
1,276	e*	Optical Communication Products, Inc			2
869	e*	OSI Systems, Inc			23
1,250		Park Electrochemical Corp			34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,185	e*	Parkervision, Inc			$16
1,447	*	Pericom Semiconductor Corp			14
2,260	*	Photronics, Inc			35
2,609	e	Plantronics, Inc			62
3,100	*	Plexus Corp			53
1,628	e*	PLX Technology, Inc			16
13,218	e*	PMC - Sierra, Inc			93
5,747	*	Polycom, Inc			192
458	*	Powell Industries, Inc			15
4,438	e*	Power-One, Inc			25
7,309	e*	Powerwave Technologies, Inc			42
10,532	*	QLogic Corp			179
106,141		Qualcomm, Inc			4,528
3,007	e*	Quantum Fuel Systems Technologies Worldwide, Inc			4
8,217		RadioShack Corp			222
1,136	e*	Radyne Corp			10
5,680	e*	Rambus, Inc			121
1,083	e	Raven Industries, Inc			30
1,983	e	Regal-Beloit Corp			92
10,615	e*	RF Micro Devices, Inc			66
1,100	*	Rogers Corp			49
35,228	*	Sanmina-SCI Corp			128
4,166	*	Semtech Corp			56
5,145	*	Silicon Image, Inc			42
3,220	*	Silicon Laboratories, Inc			96
5,900	*	Silicon Storage Technology, Inc			29
1,604	e*	Sirenza Microdevices, Inc			14
90,524	e*	Sirius Satellite Radio, Inc			290
10,341	e*	Skyworks Solutions, Inc			59
5,639	e*	Spansion, Inc (Class A)			69
2,490	e*	Spectrum Brands, Inc			16
1,279	*	Standard Microsystems Corp			39
675	e*	Sunpower Corp (Class A)			31
745	e*	Supertex, Inc			25
12,134	*	Sycamore Networks, Inc			45
2,907	e*	Symmetricom, Inc			24
1,530	e*	Synaptics, Inc			39
2,804		Technitrol, Inc			73
3,400	e*	Tekelec			51
2,403		Teleflex, Inc			164
28,811	*	Tellabs, Inc			285
2,944	e*	Tessera Technologies, Inc			117
91,136		Texas Instruments, Inc			2,743
3,784	e*	Thomas & Betts Corp			185
12,811	e*	Transmeta Corp			7
7,028	e*	Transwitch Corp			11
3,408	e*	Trident Microsystems, Inc			68
9,492	e*	Triquint Semiconductor, Inc			47
2,833	e*	TTM Technologies, Inc			27
1,466	e*	Universal Display Corp			22
1,000	*	Universal Electronics, Inc			28
7,742	e*	Utstarcom, Inc			64
3,284	*	Varian Semiconductor Equipment Associates, Inc			175
1,399	*	Viasat, Inc			46
1,471	e	Vicor Corp			15
899	e*	Virage Logic Corp			7
10,877	*	Vishay Intertechnology, Inc			152
1,011	e*	Volterra Semiconductor Corp			13
4,543	e	Whirlpool Corp			386
21,641		Xilinx, Inc			557
7,259	e*	Zhone Technologies, Inc			9
712	e*	Zoltek Cos, Inc			25
3,150	*	Zoran Corp			54

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			59,195

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

ENGINEERING AND MANAGEMENT SERVICES - 0.73%
1,230	*	Advisory Board Co			$62
6,911	e*	Amylin Pharmaceuticals, Inc			258
4,841	*	Applera Corp (Celera Genomics Group)			69
4,682	e*	Ariad Pharmaceuticals, Inc			21
900	e	CDI Corp			26
23,794	*	Celgene Corp			1,248
758	e*	Cornell Cos, Inc			15
2,517		Corporate Executive Board Co			191
706	e*	CRA International, Inc			37
2,878	e*	CV Therapeutics, Inc			23
3,808	e*	deCODE genetics, Inc			14
1,618		Diamond Management & Technology Consultants, Inc			19
1,742	e*	Diversa Corp			14
3,090	e*	eResearch Technology, Inc			24
5,381	e*	Exelixis, Inc			53
1,100	e*	Exponent, Inc			22
1,392	*	First Consulting Group, Inc			13
5,476		Fluor Corp			491
3,419	*	Gen-Probe, Inc			161
3,404	*	Harris Interactive, Inc			21
6,634	*	Hewitt Associates, Inc (Class A)			194
1,113	e*	Huron Consulting Group, Inc			68
4,807	e*	Incyte Corp			32
1,718	*	Infrasource Services, Inc			52
4,737	*	Isis Pharmaceuticals, Inc			44
7,324	*	Jacobs Engineering Group, Inc			342
798	*	Kendle International, Inc			28
584	e	Landauer, Inc			29
1,549	e*	LECG Corp			22
4,403	e*	Lexicon Genetics, Inc			16
1,975	e*	Lifecell Corp			49
1,864	e*	Luminex Corp			26
1,221		MAXIMUS, Inc			42
2,143	e*	Maxygen, Inc			24
8,108	e*	Monogram Biosciences, Inc			16
15,350		Moody’s Corp			953
685	e*	MTC Technologies, Inc			14
2,554	e*	Myriad Genetics, Inc			88
2,859	*	Navigant Consulting, Inc			57
1,729	*	Omnicell, Inc			36
21,118		Paychex, Inc			800
1,234	e*	PharmaNet Development Group, Inc			32
9,976		Quest Diagnostics, Inc			498
2,870	*	Regeneron Pharmaceuticals, Inc			62
8,827	e*	Rentech, Inc			28
3,214	*	Resources Connection, Inc			103
1,318	e*	Rigel Pharmaceuticals, Inc			14
4,400	e*	SAIC, Inc			76
1,747	e*	Sangamo Biosciences, Inc			12
3,562	e*	Savient Pharmaceuticals, Inc			43
1,940	e*	Senomyx, Inc			24
5,223	*	Shaw Group, Inc			163
1,956	*	Symyx Technologies, Inc			35
692	e*	Tejon Ranch Co			33
3,521	e*	Telik, Inc			19
3,591	*	Tetra Tech, Inc			68
953	e*	Trimeris, Inc			7
3,296	*	URS Corp			140
1,753	*	Washington Group International, Inc			116
2,733		Watson Wyatt & Co Holdings (Class A)			133

		TOTAL ENGINEERING AND MANAGEMENT SERVICES			7,320

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
2,403	e*	Home Solutions of America, Inc			11

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING			11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

FABRICATED METAL PRODUCTS - 0.41%
2,088	*	Alliant Techsystems, Inc			$184
532	e	Ameron International Corp			35
2,187		Aptargroup, Inc			146
6,821		Ball Corp			313
1,064		CIRCOR International, Inc			38
7,854		Commercial Metals Co			246
1,343	*	Commercial Vehicle Group, Inc			28
3,558		Crane Co			144
10,461	*	Crown Holdings, Inc			256
757	e*	Dynamic Materials Corp			25
1,746	*	Griffon Corp			43
546		Gulf Island Fabrication, Inc			15
31,695		Illinois Tool Works, Inc			1,635
916	e	Insteel Industries, Inc			15
904	e*	Ladish Co, Inc			34
496	e	Lifetime Brands, Inc			10
2,280	e*	Mobile Mini, Inc			61
6,010	e	Mueller Water Products, Inc (Class A)			83
1,321	e*	NCI Building Systems, Inc			63
6,572		Pentair, Inc			205
1,422		Silgan Holdings, Inc			73
2,152	e	Simpson Manufacturing Co, Inc			66
1,859	e*	Smith & Wesson Holding Corp			24
3,797		Snap-On, Inc			183
3,948	e*	Taser International, Inc			32
1,173	e	Valmont Industries, Inc			68
1,666	e	Watts Water Technologies, Inc (Class A)			63

		TOTAL FABRICATED METAL PRODUCTS			4,088

FOOD AND KINDRED PRODUCTS - 2.79%
455	*	Altus Pharmaceuticals, Inc			7
48,922		Anheuser-Busch Cos, Inc			2,469
41,589		Archer Daniels Midland Co			1,526
700	e*	Boston Beer Co, Inc (Class A)			23
14,917		Campbell Soup Co			581
263	e	Coca-Cola Bottling Co Consolidated			15
129,182		Coca-Cola Co			6,201
19,411		Coca-Cola Enterprises, Inc			393
33,020		ConAgra Foods, Inc			823
12,816	*	Constellation Brands, Inc (Class A)			271
4,777		Corn Products International, Inc			170
4,436	*	Darling International, Inc			29
12,900		Del Monte Foods Co			148
1,001	e	Diamond Foods, Inc			17
629	e	Farmer Bros Co			14
3,338		Flowers Foods, Inc			101
22,465		General Mills, Inc			1,308
21,307		H.J. Heinz Co			1,004
4,024	e*	Hansen Natural Corp			152
11,183	e	Hershey Co			611
4,677		Hormel Foods Corp			174
740	e	Imperial Sugar Co			25
800		J&J Snack Foods Corp			32
3,519		J.M. Smucker Co			188
1,401	e*	Jones Soda Co			28
15,621		Kellogg Co			803
13,596	e	Kraft Foods, Inc (Class A)			430
1,575	e	Lancaster Colony Corp			70
1,746	e	Lance, Inc			35
686	e*	M&F Worldwide Corp			33
8,308		McCormick & Co, Inc			320
597	e	MGP Ingredients, Inc			12
3,055		Molson Coors Brewing Co (Class B)			289
518	e*	National Beverage Corp			9
919	e*	Peet’s Coffee & Tea, Inc			25

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
8,968		Pepsi Bottling Group, Inc			$286
3,834		PepsiAmericas, Inc			86
104,737		PepsiCo, Inc			6,657
2,153	*	Performance Food Group Co			67
895	e	Premium Standard Farms, Inc			19
1,622	*	Ralcorp Holdings, Inc			104
1,066	e	Reddy Ice Holdings, Inc			32
1,203	e	Sanderson Farms, Inc			45
48,233		Sara Lee Corp			816
5,921	e*	Smithfield Foods, Inc			177
2,373	e	Tootsie Roll Industries, Inc			71
2,378	e	Topps Co, Inc			23
2,025	*	TreeHouse Foods, Inc			62
14,346		Tyson Foods, Inc (Class A)			278
14,836	e	Wrigley (Wm.) Jr Co			756

		TOTAL FOOD AND KINDRED PRODUCTS			27,815

FOOD STORES - 0.26%
97	e	Arden Group, Inc (Class A)			13
1,203	e	Great Atlantic & Pacific Tea Co, Inc			40
700		Ingles Markets, Inc (Class A)			29
45,398		Kroger Co			1,283
1,886	e*	Panera Bread Co (Class A)			111
1,414	e*	Pantry, Inc			64
3,332	e*	Pathmark Stores, Inc			43
2,557		Ruddick Corp			77
13,045		Supervalu, Inc			510
106	e	Village Super Market (Class A)			10
611	e	Weis Markets, Inc			27
8,728	e	Whole Foods Market, Inc			391
2,108	e*	Wild Oats Markets, Inc			38

		TOTAL FOOD STORES			2,636

FORESTRY - 0.13%
4,673		Rayonier, Inc			201
13,928		Weyerhaeuser Co			1,041

		TOTAL FORESTRY			1,242

FURNITURE AND FIXTURES - 0.31%
1,843	e	Ethan Allen Interiors, Inc			65
2,907	e	Furniture Brands International, Inc			46
3,977		Herman Miller, Inc			133
3,882		Hillenbrand Industries, Inc			230
3,305	e	HNI Corp			152
680	e	Hooker Furniture Corp			14
3,257		Interface, Inc (Class A)			52
12,260		Johnson Controls, Inc			1,160
1,737		Kimball International, Inc (Class B)			33
3,352	e	La-Z-Boy, Inc			41
11,767		Leggett & Platt, Inc			267
24,913		Masco Corp			683
1,305	e	Sealy Corp			23
3,095	e*	Select Comfort Corp			55
778	e	Stanley Furniture Co, Inc			16
2,894	e	Tempur-Pedic International, Inc			75
1,907	e*	Williams Scotsman International, Inc			38

		TOTAL FURNITURE AND FIXTURES			3,083

FURNITURE AND HOMEFURNISHINGS STORES - 0.20%
17,797	*	Bed Bath & Beyond, Inc			715
11,465	e	Circuit City Stores, Inc			212
1,370	e*	Cost Plus, Inc			14
8,454	*	GameStop Corp (Class A)			275
1,692	e*	Guitar Center, Inc			76
1,232	e	Haverty Furniture Cos, Inc			17
2,157		Knoll, Inc			51
3,326	e*	Mohawk Industries, Inc			273

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

6,020	e*	Pier 1 Imports, Inc			$42
1,828	e*	Restoration Hardware, Inc			12
4,902		Steelcase, Inc (Class A)			98
1,789	e	Tuesday Morning Corp			27
6,224	e	Williams-Sonoma, Inc			221

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES			2,033

GENERAL BUILDING CONTRACTORS - 0.30%
115	e	Amrep Corp			9
310	e*	Avatar Holdings, Inc			22
2,556	e	Beazer Homes USA, Inc			74
985	e	Brookfield Homes Corp			32
413	e*	Cavco Industries, Inc			14
7,822		Centex Corp			327
19,845		DR Horton, Inc			437
3,109	e*	Hovnanian Enterprises, Inc (Class A)			78
5,192	e	KB Home			222
8,603		Lennar Corp (Class A)			363
1,065	e	Levitt Corp (Class A)			10
862	e	M/I Homes, Inc			23
1,316	e	McGrath RentCorp			42
2,061	e	MDC Holdings, Inc			99
1,472	e*	Meritage Homes Corp			47
294	e*	NVR, Inc			196
1,250	*	Palm Harbor Homes, Inc			18
1,414	*	Perini Corp			52
13,220	e	Pulte Homes, Inc			350
2,630	e	Ryland Group, Inc			111
4,272		Standard-Pacific Corp			89
397	e*	Team, Inc			15
798	e	Technical Olympic USA, Inc			3
8,177	*	Toll Brothers, Inc			224
2,645	e	Walter Industries, Inc			65
2,352	e*	WCI Communities, Inc			50

		TOTAL GENERAL BUILDING CONTRACTORS			2,972

GENERAL MERCHANDISE STORES - 1.75%
2,874	e*	99 Cents Only Stores			42
6,733	e*	Big Lots, Inc			211
4,214	*	BJ’s Wholesale Club, Inc			143
360	e	Bon-Ton Stores, Inc			20
2,068	*	Cabela’s, Inc			51
3,355		Casey’s General Stores, Inc			84
481	e*	Conn’s, Inc			12
29,775		Costco Wholesale Corp			1,603
3,877	e	Dillard’s, Inc (Class A)			127
19,455		Dollar General Corp			412
9,637		Family Dollar Stores, Inc			285
35,089		Federated Department Stores, Inc			1,581
2,720	e	Fred’s, Inc			40
14,926		JC Penney Co, Inc			1,226
1,292	e*	Retail Ventures, Inc			27
8,388	e	Saks, Inc			175
1,757	e	Stein Mart, Inc			29
54,986		Target Corp			3,258
29,011		TJX Cos, Inc			782
155,912		Wal-Mart Stores, Inc			7,320

		TOTAL GENERAL MERCHANDISE STORES			17,428

HEALTH SERVICES - 1.38%
839	*	Alliance Imaging, Inc			7
1,533	*	Amedisys, Inc			50
12,444		AmerisourceBergen Corp			656
1,984	*	Amsurg Corp			49
2,667	*	Apria Healthcare Group, Inc			86
535	e*	Bio-Reference Labs, Inc			14
788	e	Brookdale Senior Living, Inc			35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

6,324		Cigna Corp			$902
6,188	*	Community Health Systems, Inc			218
750	e*	Corvel Corp			23
2,831	*	Covance, Inc			168
10,014	*	Coventry Health Care, Inc			561
2,321	*	Cross Country Healthcare, Inc			42
6,725	*	DaVita, Inc			359
3,819	*	Edwards Lifesciences Corp			194
300	e*	Emeritus Corp			10
1,864	e*	Enzo Biochem, Inc			28
7,243	*	Express Scripts, Inc			585
2,040	e*	Five Star Quality Care, Inc			21
1,379	*	Genesis HealthCare Corp			87
810	e*	Genomic Health, Inc			14
1,497	*	Gentiva Health Services, Inc			30
14,969	e	Health Management Associates, Inc (Class A)			163
2,237	*	Healthways, Inc			105
696	*	Horizon Health Corp			14
1,722	e*	Hythiam, Inc			12
2,054	e*	Kindred Healthcare, Inc			67
8,043	*	Laboratory Corp of America Holdings			584
1,383	e	LCA-Vision, Inc			57
735	e*	LHC Group, Inc			24
3,672	*	LifePoint Hospitals, Inc			140
5,765	*	Lincare Holdings, Inc			211
2,394	*	Magellan Health Services, Inc			101
4,595		Manor Care, Inc			250
1,371	e*	Matria Healthcare, Inc			36
19,110		McKesson Corp			1,119
419	*	Medcath Corp			11
19,049	*	Medco Health Solutions, Inc			1,382
600	e	National Healthcare Corp			31
5,807	e*	Nektar Therapeutics			76
412	e*	Nighthawk Radiology Holdings, Inc			7
2,544	*	Odyssey HealthCare, Inc			33
7,718		Omnicare, Inc			307
1,288	e	Option Care, Inc			17
3,052	*	Pediatrix Medical Group, Inc			174
6,515		Pharmaceutical Product Development, Inc			220
3,409	*	Psychiatric Solutions, Inc			137
745	e*	Radiation Therapy Services, Inc			23
1,200	*	RehabCare Group, Inc			19
3,479	*	Sierra Health Services, Inc			143
939	e*	Stereotaxis, Inc			11
1,483	*	Sun Healthcare Group, Inc			18
2,773	e*	Sunrise Senior Living, Inc			110
1,167	*	Symbion, Inc			23
30,068	e*	Tenet Healthcare Corp			193
5,498	e*	Triad Hospitals, Inc			287
2,931	*	United Surgical Partners International, Inc			90
2,659		Universal Health Services, Inc (Class B)			152
774	e*	VistaCare, Inc (Class A)			7
40,596	*	WellPoint, Inc			3,292

		TOTAL HEALTH SERVICES			13,785

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
2,325		Granite Construction, Inc			128
1,322	*	Matrix Service Co			27
576	e*	Sterling Construction Co, Inc			11

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING			166

HOLDING AND OTHER INVESTMENT OFFICES - 3.32%
2,039		Acadia Realty Trust			53
2,052	e*	Affiliated Managers Group, Inc			222
2,378	e*	Affordable Residential Communities LP			29
505	e	Agree Realty Corp			17
42	e*	Alexander’s, Inc			17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,828		Alexandria Real Estate Equities, Inc			$183
8,795	e	Allied Capital Corp			253
5,664		AMB Property Corp			333
900	e	American Campus Communities, Inc			27
8,501	e	American Financial Realty Trust			86
2,812	e	American Home Mortgage Investment Corp			76
15,991		Annaly Mortgage Management, Inc			248
3,218		Anthracite Capital, Inc			39
3,102		Anworth Mortgage Asset Corp			30
6,275	e	Apartment Investment & Management Co (Class A)			362
5,215		Apollo Investment Corp			112
850		Arbor Realty Trust, Inc			26
13,757		Archstone-Smith Trust			747
2,591	e	Ashford Hospitality Trust, Inc			31
4,819		AvalonBay Communities, Inc			627
3,602		BioMed Realty Trust, Inc			95
7,392		Boston Properties, Inc			868
5,868		Brandywine Realty Trust			196
3,442		BRE Properties, Inc (Class A)			217
3,627		Camden Property Trust			255
1,573		Capital Lease Funding, Inc			17
190	e	Capital Southwest Corp			29
800	e	Capital Trust, Inc (Class A)			36
3,981		CBL & Associates Properties, Inc			179
1,940	e	Cedar Shopping Centers, Inc			31
442	e	Cherokee, Inc			19
2,945		Colonial Properties Trust			134
840	e	Compass Diversified Trust			14
2,299		Corporate Office Properties Trust			105
2,443		Cousins Properties, Inc			80
4,918		Crescent Real Estate Equities Co			99
10,500		DCT Industrial Trust, Inc			124
3,319		Deerfield Triarc Capital Corp			50
7,395		Developers Diversified Realty Corp			465
4,143		DiamondRock Hospitality Co			79
1,202		Digital Realty Trust, Inc			48
4,300		Douglas Emmett, Inc			110
8,988		Duke Realty Corp			391
1,377		EastGroup Properties, Inc			70
2,300	e	Education Realty Trust, Inc			34
1,723		Entertainment Properties Trust			104
3,491	e	Equity Inns, Inc			57
967		Equity Lifestyle Properties, Inc			52
2,470	e	Equity One, Inc			65
18,483		Equity Residential			891
1,339		Essex Property Trust, Inc			173
3,400	e	Extra Space Storage, Inc			64
3,328		Federal Realty Investment Trust			302
3,926		FelCor Lodging Trust, Inc			102
3,283	e	Fieldstone Investment Corp			10
2,899	e	First Industrial Realty Trust, Inc			131
1,077	e	First Potomac Realty Trust			31
3,189	e	Franklin Street Properties Corp			61
9,089	e	Friedman Billings Ramsey Group, Inc (Class A)			50
11,087		General Growth Properties, Inc			716
1,193	e	Getty Realty Corp			34
638	e	Gladstone Capital Corp			15
1,072	e	Gladstone Investment Corp			16
2,171	e	Glimcher Realty Trust			59
3,200		GMH Communities Trust			32
1,100	e	Gramercy Capital Corp			34
1,356	e*	Harris & Harris Group, Inc			18
12,321		Health Care Property Investors, Inc			444
4,650		Health Care REIT, Inc			204
3,212	e	Healthcare Realty Trust, Inc			120
1,330	e	Hersha Hospitality Trust			16

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,843		Highland Hospitality Corp			$68
3,647	e	Highwoods Properties, Inc			144
2,298		Home Properties, Inc			121
3,816	e	HomeBanc Corp			13
6,070	e	Hospitality Properties Trust			284
33,534		Host Marriott Corp			882
13,475	e	HRPT Properties Trust			166
5,056	e	IMPAC Mortgage Holdings, Inc			25
4,513	e	Inland Real Estate Corp			83
2,862		Innkeepers U.S.A. Trust			47
3,315		Investors Real Estate Trust			35
87,600	e	iShares Russell 3000 Index Fund			7,239
7,312		iStar Financial, Inc			342
1,655	e	JER Investors Trust, Inc			31
2,062		Kilroy Realty Corp			152
13,849		Kimco Realty Corp			675
1,900	e	Kite Realty Group Trust			38
4,408		KKR Financial Corp			121
2,579		LaSalle Hotel Properties			120
4,101		Lexington Corporate Properties Trust			87
5,546	e	Liberty Property Trust			270
1,314		LTC Properties, Inc			34
2,561		Luminent Mortgage Capital, Inc			23
4,628		Macerich Co			427
3,822		Mack-Cali Realty Corp			182
2,313		Maguire Properties, Inc			82
2,550	e	Medical Properties Trust, Inc			37
5,284		MFA Mortgage Investments, Inc			41
1,526		Mid-America Apartment Communities, Inc			86
3,769	e*	Mills Corp			95
1,400	e	National Health Investors, Inc			44
3,599		National Retail Properties, Inc			87
4,557		Nationwide Health Properties, Inc			142
6,949	e	New Plan Excel Realty Trust			230
2,873		Newcastle Investment Corp			80
1,752		NorthStar Realty Finance Corp			27
1,737	e	Novastar Financial, Inc			9
4,121		Omega Healthcare Investors, Inc			71
946	e	Parkway Properties, Inc			49
2,448		Pennsylvania Real Estate Investment Trust			109
11,920		Plum Creek Timber Co, Inc			470
2,677	e	Post Properties, Inc			122
2,494	e	Potlatch Corp			114
15,511		Prologis			1,007
1,073		PS Business Parks, Inc			76
7,739		Public Storage, Inc			733
4,230	e	RAIT Investment Trust			118
992	e	Ramco-Gershenson Properties			35
13,627	*	Realogy Corp			404
5,400		Realty Income Corp			152
1,371		Redwood Trust, Inc			72
4,304		Regency Centers Corp			360
1,640		Republic Property Trust			19
700		Saul Centers, Inc			40
3,728		Senior Housing Properties Trust			89
14,156	e	Simon Property Group, Inc			1,575
3,778		SL Green Realty Corp			518
1,302		Sovran Self Storage, Inc			72
5,313		Spirit Finance Corp			79
700	e*	Star Maritime Acquisition Corp			7
4,727	e	Strategic Hotels & Resorts, Inc			108
1,069		Sun Communities, Inc			33
3,736		Sunstone Hotel Investors, Inc			102
1,844	e	Tanger Factory Outlet Centers, Inc			75
687	e	Tarragon Corp			7
3,403		Taubman Centers, Inc			197

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

7,447		Thornburg Mortgage, Inc			$194
8,850		UDR, Inc			271
1,095	e	Universal Health Realty Income Trust			39
1,407	e	Urstadt Biddle Properties, Inc (Class A)			28
3,042		U-Store-It Trust			61
6,504		Ventas, Inc			274
18,814		Virgin Media, Inc			475
8,192		Vornado Realty Trust			978
2,850	e	Washington Real Estate Investment Trust			107
5,176	e	Weingarten Realty Investors			246
2,315	e*	Winston Hotels, Inc			35
1,485		Winthrop Realty Trust			10

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES			33,164

HOTELS AND OTHER LODGING PLACES - 0.58%
1,418	e	Ameristar Casinos, Inc			46
1,131	e*	Bluegreen Corp			13
2,948	e	Boyd Gaming Corp			140
2,172	e	Choice Hotels International, Inc			77
2,696	*	Gaylord Entertainment Co			143
1,718	*	Great Wolf Resorts, Inc			23
24,789		Hilton Hotels Corp			891
1,142	e*	Isle of Capri Casinos, Inc			29
8,925	*	Las Vegas Sands Corp			773
920	*	Lodgian, Inc			12
1,242	e	Marcus Corp			29
20,149		Marriott International, Inc (Class A)			986
7,706	e*	MGM Mirage			536
604	*	Monarch Casino & Resort, Inc			16
1,158	e*	Morgans Hotel Group Co			24
821	e*	Outdoor Channel Holdings, Inc			8
566	e*	Riviera Holdings Corp			16
13,711		Starwood Hotels & Resorts Worldwide, Inc			889
3,148		Station Casinos, Inc			273
1,798	e*	Trump Entertainment Resorts, Inc			32
2,055	e*	Vail Resorts, Inc			112
12,741	*	Wyndham Worldwide Corp			435
3,169	e	Wynn Resorts Ltd			301

		TOTAL HOTELS AND OTHER LODGING PLACES			5,804

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.20%
47,811		3M Co			3,654
676	e	Aaon, Inc			18
1,797	e	Actuant Corp (Class A)			91
5,864	*	AGCO Corp			217
1,703		Albany International Corp (Class A)			61
895	e*	Allis-Chalmers Energy, Inc			14
11,480	e	American Standard Cos, Inc			609
475		Ampco-Pittsburgh Corp			14
87,043		Applied Materials, Inc			1,595
1,200	*	Astec Industries, Inc			48
1,361	e*	ASV, Inc			21
3,264	*	Asyst Technologies, Inc			23
7,081	*	Axcelis Technologies, Inc			54
4,438		Black & Decker Corp			362
981		Black Box Corp			36
2,004	e*	Blount International, Inc			25
3,368	e	Briggs & Stratton Corp			104
5,171	*	Brooks Automation, Inc			89
2,058		Bucyrus International, Inc (Class A)			106
3,800	e	Carlisle Cos, Inc			163
674		Cascade Corp			40
42,367		Caterpillar, Inc			2,840
3,633		CDW Corp			223
5,864	*	Cirrus Logic, Inc			45
1,162	*	Columbus McKinnon Corp			26
3,315		Cummins, Inc			480

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,836		Curtiss-Wright Corp			$109
2,481	e*	Cymer, Inc			103
14,924		Deere & Co			1,621
146,373	*	Dell, Inc			3,397
4,361		Diebold, Inc			208
4,851		Donaldson Co, Inc			175
12,837		Dover Corp			627
2,002	e*	Dresser-Rand Group, Inc			61
1,630	*	Dril-Quip, Inc			71
9,502		Eaton Corp			794
3,700	*	Electronics for Imaging, Inc			87
140,708	*	EMC Corp			1,949
5,455	*	Emulex Corp			100
981	e*	ENGlobal Corp			5
1,375	*	EnPro Industries, Inc			50
8,875	*	Entegris, Inc			95
7,347	e*	Extreme Networks, Inc			31
909	e*	Flanders Corp			7
3,680		Flowserve Corp			210
4,366	*	FMC Technologies, Inc			305
3,376	*	Gardner Denver, Inc			118
15,479	*	Gateway, Inc			34
673	e*	Gehl Co			17
660,489	d	General Electric Co			23,355
3,050	*	Global Imaging Systems, Inc			59
1,504	e*	Goodman Global, Inc			26
841	e	Gorman-Rupp Co			27
4,528		Graco, Inc			177
8,523	*	Grant Prideco, Inc			425
177,675		Hewlett-Packard Co			7,132
1,076	*	Hydril			104
3,430		IDEX Corp			174
3,395	e*	Intermec, Inc			76
98,350		International Business Machines Corp			9,270
21,862		International Game Technology			883
1,163	e*	Intevac, Inc			31
11,645	e	Jabil Circuit, Inc			249
7,320		Joy Global, Inc			314
993	*	Kadant, Inc			25
1,979		Kaydon Corp			84
2,637		Kennametal, Inc			178
1,974	e*	Komag, Inc			65
3,600	*	Kulicke & Soffa Industries, Inc			33
9,062	*	Lam Research Corp			429
3,798		Lennox International, Inc			136
6,548	e*	Lexmark International, Inc (Class A)			383
700	e	Lindsay Manufacturing Co			22
949		Lufkin Industries, Inc			53
4,030		Manitowoc Co, Inc			256
2,549	*	Micros Systems, Inc			138
430	e*	Middleby Corp			57
2,342		Modine Manufacturing Co			54
381		Nacco Industries, Inc (Class A)			52
937	*	NATCO Group, Inc (Class A)			32
2,164	e*	Netgear, Inc			62
1,000		NN, Inc			12
1,891		Nordson Corp			88
3,203	*	Oil States International, Inc			103
7,666		Pall Corp			291
5,810	e*	Palm, Inc			105
7,579		Parker Hannifin Corp			654
2,653	*	Paxar Corp			76
12,525	e*	Quantum Corp			34
1,782	e*	Rackable Systems, Inc			30
1,335	*	RBC Bearings, Inc			45
600		Robbins & Myers, Inc			22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

10,839		Rockwell Automation, Inc			$649
7,798	e*	Safeguard Scientifics, Inc			23
14,494	*	SanDisk Corp			635
744		Sauer-Danfoss, Inc			22
1,742	e*	Scansource, Inc			47
4,306	e*	Scientific Games Corp (Class A)			141
16,448	m,v*	Seagate Technology, Inc			—	^
1,100	e*	Semitool, Inc			14
1,425	e*	Sigma Designs, Inc			37
12,901	e	Smith International, Inc			620
59,015	*	Solectron Corp			186
3,849		SPX Corp			270
800		Standex International Corp			23
4,979	e	Stanley Works			276
1,000	e*	Tecumseh Products Co (Class A)			10
1,200		Tennant Co			38
6,400	*	Terex Corp			459
5,313		Timken Co			161
2,690		Toro Co			138
881	e*	TurboChef Technologies, Inc			13
1,608	e*	Ultratech, Inc			22
4,015	e*	VA Software Corp			16
8,294	*	Varian Medical Systems, Inc			396
2,504	e*	VeriFone Holdings, Inc			92
1,794	e	Watsco, Inc			92
13,792	*	Western Digital Corp			232
2,025		Woodward Governor Co			83
4,449	e*	Zebra Technologies Corp (Class A)			172

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT			71,820

INSTRUMENTS AND RELATED PRODUCTS - 4.15%
1,214	e*	Abaxis, Inc			30
1,059	e*	Abiomed, Inc			14
3,672	e*	Advanced Medical Optics, Inc			137
4,200	e*	Affymetrix, Inc			126
25,867	*	Agilent Technologies, Inc			871
3,618	e*	Align Technology, Inc			57
9,470		Allergan, Inc			1,049
4,631	e*	American Medical Systems Holdings, Inc			98
543	e*	American Science & Engineering, Inc			29
928		Analogic Corp			58
1,600	*	Anaren, Inc			28
774	*	Angiodynamics, Inc			13
11,925		Applera Corp (Applied Biosystems Group)			353
600	e*	Argon ST, Inc			16
1,933	e*	Armor Holdings, Inc			130
1,344		Arrow International, Inc			43
1,690	e*	Arthrocare Corp			61
1,087	e*	Aspect Medical Systems, Inc			17
742	e	Badger Meter, Inc			20
6,676	e	Bard (C.R.), Inc			531
3,462	e	Bausch & Lomb, Inc			177
41,621		Baxter International, Inc			2,192
3,852		Beckman Coulter, Inc			246
15,647		Becton Dickinson & Co			1,203
15,465		Biomet, Inc			657
1,200	*	Bio-Rad Laboratories, Inc (Class A)			84
1,130	e*	Biosite, Inc			95
78,183	*	Boston Scientific Corp			1,137
1,542	*	Bruker BioSciences Corp			16
1,510	*	Candela Corp			17
2,899	e*	Cepheid, Inc			34
1,768	e*	Cerus Corp			12
2,100	*	Coherent, Inc			67
1,500	e	Cohu, Inc			28
1,940	*	Conmed Corp			57

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,953		Cooper Cos, Inc			$144
5,665	e*	Credence Systems Corp			19
1,543	*	Cyberonics, Inc			29
15,275		Danaher Corp			1,091
800		Datascope Corp			29
9,800		Dentsply International, Inc			321
2,325	e*	Depomed, Inc			8
1,099	e*	DexCom, Inc			9
1,255	*	Dionex Corp			85
1,467	e*	DJ Orthopedics, Inc			56
2,562		DRS Technologies, Inc			134
462	*	Eagle Test Systems, Inc			8
18,715	e	Eastman Kodak Co			422
1,002	e	EDO Corp			26
1,718	e*	ESCO Technologies, Inc			77
1,694	*	Esterline Technologies Corp			70
719	e*	ev3, Inc			14
833	*	Excel Technology, Inc			23
1,709	e*	FEI Co			62
4,309	e*	Flir Systems, Inc			154
2,946	e*	Formfactor, Inc			132
2,463	e*	Fossil, Inc			65
1,217	e*	Foxhollow Technologies, Inc			25
1,733	*	Haemonetics Corp			81
2,292	*	HealthTronics, Inc			12
850	e*	Herley Industries, Inc			13
2,934	e*	Hologic, Inc			169
919	e*	ICU Medical, Inc			36
1,260	e*	I-Flow Corp			19
1,400	e*	II-VI, Inc			47
3,212	*	Illumina, Inc			94
4,300	e*	Input/Output, Inc			59
1,332	e*	Integra LifeSciences Holdings Corp			61
1,355	e*	Intralase Corp			34
2,329	e*	Intuitive Surgical, Inc			283
2,044	e	Invacare Corp			36
1,673	e*	Ionatron, Inc			8
1,083	*	IRIS International, Inc			15
1,741	e*	Itron, Inc			113
2,194	*	Ixia			20
187,793		Johnson & Johnson			11,316
520	e*	Kensey Nash Corp			16
12,536		Kla-Tencor Corp			668
4,991	e*	Kopin Corp			17
2,840	e*	Kyphon, Inc			128
4,151	e*	L-1 Identity Solutions, Inc			69
4,233	*	LTX Corp			26
742	e*	Measurement Specialties, Inc			17
873	*	Medical Action Industries, Inc			21
76,525		Medtronic, Inc			3,754
2,502	e	Mentor Corp			115
1,469	*	Merit Medical Systems, Inc			18
2,475	*	Mettler-Toledo International, Inc			222
3,429	e*	Millipore Corp			248
1,938	e	Mine Safety Appliances Co			82
2,254	*	MKS Instruments, Inc			58
1,178		Movado Group, Inc			35
1,408		MTS Systems Corp			55
3,725		National Instruments Corp			98
1,185	e*	Natus Medical, Inc			21
801	e*	Neurometrix, Inc			8
2,716	e*	Newport Corp			44
398	e*	Nextest Systems Corp			6
710	*	Northstar Neuroscience, Inc			9
2,136	e*	NuVasive, Inc			51
794	e*	NxStage Medical, Inc			11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

1,667	e	Oakley, Inc			$34
246	e*	OYO Geospace Corp			17
1,140	e*	Palomar Medical Technologies, Inc			46
8,180		PerkinElmer, Inc			198
1,200	*	Photon Dynamics, Inc			15
14,021		Pitney Bowes, Inc			636
1,626	e	PolyMedica Corp			69
2,550	e*	RAE Systems, Inc			7
4,869	e*	Resmed, Inc			245
4,842	*	Respironics, Inc			203
10,903		Rockwell Collins, Inc			730
1,037	e*	Rofin-Sinar Technologies, Inc			61
5,730		Roper Industries, Inc			314
1,464	e*	Rudolph Technologies, Inc			26
3,325	e*	Sirf Technology Holdings, Inc			92
1,080	e	Sirona Dental Systems, Inc			37
1,305	e*	Sonic Solutions, Inc			18
957	e*	SonoSite, Inc			27
1,958	e*	Spectranetics Corp			21
22,917	*	St. Jude Medical, Inc			862
4,504		STERIS Corp			120
19,295		Stryker Corp			1,280
2,227	e*	Symmetry Medical, Inc			36
2,400	*	Techne Corp			137
5,600		Tektronix, Inc			158
2,183	*	Teledyne Technologies, Inc			82
12,883	*	Teradyne, Inc			213
26,428	*	Thermo Electron Corp			1,235
3,100	e*	ThermoGenesis Corp			11
3,422	e*	Thoratec Corp			71
7,398	*	Trimble Navigation Ltd			199
688	e	United Industrial Corp			38
2,110	*	Varian, Inc			123
1,820	*	Veeco Instruments, Inc			35
2,000	*	Ventana Medical Systems, Inc			84
1,897	*	Viasys Healthcare, Inc			64
828	e*	Vital Images, Inc			28
400		Vital Signs, Inc			21
6,718	*	Waters Corp			390
2,200	*	Wright Medical Group, Inc			49
61,618	*	Xerox Corp			1,041
1,200	e*	X-Rite, Inc			16
311	e	Young Innovations, Inc			8
15,736	*	Zimmer Holdings, Inc			1,344
1,200	e*	Zoll Medical Corp			32
1,176	*	Zygo Corp			19

		TOTAL INSTRUMENTS AND RELATED PRODUCTS			41,411

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
19,250		AON Corp			731
7,308	e	Brown & Brown, Inc			198
2,076	e	Crawford & Co (Class B)			12
6,200	e	Gallagher (Arthur J.) & Co			175
20,138		Hartford Financial Services Group, Inc			1,925
2,336		Hilb Rogal & Hobbs Co			114
572	e	James River Group, Inc			18
34,578		Marsh & McLennan Cos, Inc			1,013
2,320	e	National Financial Partners Corp			109
3,049	*	USI Holdings Corp			51

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			4,346

INSURANCE CARRIERS - 6.16%
2,172		21st Century Insurance Group			46
33,451		Aetna, Inc			1,465
676	e	Affirmative Insurance Holdings, Inc			12
31,546		Aflac, Inc			1,485
2,273	e	Alfa Corp			42

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

340	e*	Alleghany Corp			$127
40,465		Allstate Corp			2,430
6,619		Ambac Financial Group, Inc			572
3,620	e	American Equity Investment Life Holding Co			48
5,443		American Financial Group, Inc			185
139,711		American International Group, Inc			9,391
615		American National Insurance Co			79
978	*	American Physicians Capital, Inc			39
3,440	*	AMERIGROUP Corp			105
1,866	*	Argonaut Group, Inc			60
8,248		Assurant, Inc			442
625		Baldwin & Lyons, Inc (Class B)			16
1,052		Bristol West Holdings, Inc			23
2,823	*	Centene Corp			59
26,449		Chubb Corp			1,367
9,813		Cincinnati Financial Corp			416
315,391		Citigroup, Inc			16,192
1,505	e*	CNA Financial Corp			65
1,100	*	CNA Surety Corp			23
3,534		Commerce Group, Inc			106
10,017	e*	Conseco, Inc			173
2,592		Delphi Financial Group, Inc (Class A)			104
900		Direct General Corp			19
850		Donegal Group, Inc (Class A)			14
168	e	EMC Insurance Group, Inc			4
3,600	*	Employers Holdings, Inc			72
3,457	e	Erie Indemnity Co (Class A)			182
881		FBL Financial Group, Inc (Class A)			35
13,156	e	Fidelity National Title Group, Inc (Class A)			316
1,175	e*	First Acceptance Corp			12
5,326		First American Corp			270
558	e*	Fpic Insurance Group, Inc			25
28,526		Genworth Financial, Inc (Class A)			997
500		Great American Financial Resources, Inc			12
3,274		Hanover Insurance Group, Inc			151
839	e	Harleysville Group, Inc			27
7,008		HCC Insurance Holdings, Inc			216
7,094	*	Health Net, Inc			382
1,750	e*	HealthExtras, Inc			50
1,202	*	Healthspring, Inc			28
2,970		Horace Mann Educators Corp			61
10,571	*	Humana, Inc			613
423	e	Independence Holding Co			9
1,436		Infinity Property & Casualty Corp			67
314	e	Kansas City Life Insurance Co			14
1,114	e	LandAmerica Financial Group, Inc			82
10,535	e	Leucadia National Corp			310
18,133		Lincoln National Corp			1,229
28,573		Loews Corp			1,298
561	*	Markel Corp			272
8,606		MBIA, Inc			564
1,665	e*	Meadowbrook Insurance Group, Inc			18
1,767		Mercury General Corp			94
29,206		Metlife, Inc			1,844
5,283	e	MGIC Investment Corp			311
742	e	Midland Co			32
720	*	Molina Healthcare, Inc			22
1,024	e	National Interstate Corp			26
154		National Western Life Insurance Co (Class A)			38
3,152		Nationwide Financial Services, Inc (Class A)			170
838	*	Navigators Group, Inc			42
376		NYMAGIC, Inc			15
846	e	Odyssey Re Holdings Corp			33
4,060		Ohio Casualty Corp			122
14,741		Old Republic International Corp			326
3,636	*	Philadelphia Consolidated Holding Co			160

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)
7,094		Phoenix Cos, Inc			$99
1,846	e*	PMA Capital Corp (Class A)			17
5,465		PMI Group, Inc			247
1,393		Presidential Life Corp			28
17,572		Principal Financial Group			1,052
2,003	e*	ProAssurance Corp			102
49,587		Progressive Corp			1,082
4,643		Protective Life Corp			205
31,125		Prudential Financial, Inc			2,809
5,032		Radian Group, Inc			276
1,878		Reinsurance Group Of America, Inc			108
1,557		RLI Corp			86
6,768		Safeco Corp			450
784		Safety Insurance Group, Inc			32
646	e*	SCPIE Holdings, Inc			15
999	*	SeaBright Insurance Holdings, Inc			18
3,600	e	Selective Insurance Group, Inc			92
3,673		Stancorp Financial Group, Inc			181
913	e	State Auto Financial Corp			29
1,214		Stewart Information Services Corp			51
6,253		Torchmark Corp			410
1,074		Tower Group, Inc			35
1,735		Transatlantic Holdings, Inc			113
44,205		Travelers Cos, Inc/The			2,289
648	e*	Triad Guaranty, Inc			27
1,337		United Fire & Casualty Co			47
85,342		UnitedHealth Group, Inc			4,521
3,055		Unitrin, Inc			144
2,474	*	Universal American Financial Corp			48
21,288		UnumProvident Corp			490
10,431		W.R. Berkley Corp			346
2,061	*	WellCare Health Plans, Inc			176
91		Wesco Financial Corp			42
2,375		Zenith National Insurance Corp			112

		TOTAL INSURANCE CARRIERS			61,435

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
3,954	e*	Corrections Corp of America			209
1,248	*	Geo Group, Inc			56

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY			265

LEATHER AND LEATHER PRODUCTS - 0.16%
24,462	*	Coach, Inc			1,224
634	e*	CROCS, Inc			30
1,554	e*	Genesco, Inc			64
2,283	e*	Iconix Brand Group, Inc			47
1,333		Steven Madden Ltd			39
2,909	*	Timberland Co (Class A)			76
378	e	Weyco Group, Inc			10
3,523		Wolverine World Wide, Inc			101

		TOTAL LEATHER AND LEATHER PRODUCTS			1,591

LEGAL SERVICES - 0.01%
2,772	e*	FTI Consulting, Inc			93
852	e*	Pre-Paid Legal Services, Inc			43

		TOTAL LEGAL SERVICES			136

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
5,195		Laidlaw International, Inc			180

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT			180

LUMBER AND WOOD PRODUCTS - 0.03%
660	e	American Woodmark Corp			24
4,900	e*	Champion Enterprises, Inc			43
742	e	Deltic Timber Corp			36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

6,963		Louisiana-Pacific Corp			$140
442	e	Skyline Corp			15
979		Universal Forest Products, Inc			48

		TOTAL LUMBER AND WOOD PRODUCTS			306

METAL MINING - 0.31%
2,964	e	Cleveland-Cliffs, Inc			190
17,376	e*	Coeur d’Alene Mines Corp			71
2,939	e	Foundation Coal Holdings, Inc			101
20,787		Freeport-McMoRan Copper & Gold, Inc (Class B)			1,376
5,720	e*	Hecla Mining Co			52
26,724		Newmont Mining Corp			1,122
3,261	e*	Rosetta Resources, Inc			67
1,140	e	Royal Gold, Inc			34
874	e	Southern Copper Corp			63
1,968	e*	Stillwater Mining Co			25

		TOTAL METAL MINING			3,101

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
2,000		Blyth, Inc			42
4,691	e	Callaway Golf Co			74
2,509	e	Daktronics, Inc			69
9,381	e	Fortune Brands, Inc			739
10,324		Hasbro, Inc			295
1,657	e*	Jakks Pacific, Inc			40
3,216	*	K2, Inc			39
1,066	e	Marine Products Corp			10
24,326		Mattel, Inc			671
2,137	e	Nautilus, Inc			33
2,416	e*	Progressive Gaming International Corp			11
1,217	*	RC2 Corp			49
700	*	Russ Berrie & Co, Inc			10
2,343	*	Shuffle Master, Inc			43
467		Steinway Musical Instruments, Inc			15

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES			2,140

MISCELLANEOUS RETAIL - 1.41%
1,264	e*	1-800-FLOWERS.COM, Inc (Class A)			10
872	e*	AC Moore Arts & Crafts, Inc			19
20,120	e*	Amazon.com, Inc			800
3,240		Barnes & Noble, Inc			128
25,540		Best Buy Co, Inc			1,244
1,412		Big 5 Sporting Goods Corp			37
1,004	e*	Blue Nile, Inc			41
921	e	Books-A-Million, Inc			13
3,769	e	Borders Group, Inc			77
968	e*	Build-A-Bear Workshop, Inc			27
2,000	e	Cash America International, Inc			82
3,306	e*	CKX, Inc			37
3,853	e*	Coldwater Creek, Inc			78
98,943		CVS Corp			3,378
1,202	*	dELiA*s, Inc			11
2,338	e*	Dick’s Sporting Goods, Inc			136
6,881	*	Dollar Tree Stores, Inc			263
3,077	e*	Drugstore.com, Inc			8
2,322	*	Ezcorp, Inc (Class A)			34
2,059	*	GSI Commerce, Inc			46
2,439	*	Hibbett Sports, Inc			70
2,107		Longs Drug Stores Corp			109
2,547		MSC Industrial Direct Co (Class A)			119
2,071	e*	Nutri/System, Inc			108
18,058	*	Office Depot, Inc			635
4,584		OfficeMax, Inc			242
840	e*	Overstock.com, Inc			14
9,053		Petsmart, Inc			298
1,516	*	Priceline.com, Inc			81

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

35,035	e*	Rite Aid Corp			$202
5,400	*	Sears Holdings Corp			973
1,250	*	Stamps.com, Inc			18
46,348		Staples, Inc			1,198
8,958	e	Tiffany & Co			407
1,504	e*	Valuevision International, Inc (Class A)			19
64,031		Walgreen Co			2,938
1,783		World Fuel Services Corp			82
3,026	*	Zale Corp			80
933	e*	Zumiez, Inc			37

		TOTAL MISCELLANEOUS RETAIL			14,099

MOTION PICTURES - 1.50%
2,781	e*	Avid Technology, Inc			97
12,560	e*	Blockbuster, Inc (Class A)			81
840	e	Carmike Cinemas, Inc			19
43,382	e	CBS Corp (Class B)			1,327
18,085	*	Discovery Holding Co (Class A)			346
2,719	e*	DreamWorks Animation SKG, Inc (Class A)			83
1,016	e*	Gaiam, Inc (Class A)			16
3,427	e*	Macrovision Corp			86
2,600	*	National CineMedia, Inc			69
146,436		News Corp (Class A)			3,386
3,910	e	Regal Entertainment Group (Class A)			78
9,461	*	Time Warner Telecom, Inc (Class A)			197
237,940		Time Warner, Inc			4,692
131,019		Walt Disney Co			4,511

		TOTAL MOTION PICTURES			14,988

NONDEPOSITORY INSTITUTIONS - 1.66%
1,284	e*	Accredited Home Lenders Holding Co			12
4,592	e	Advance America Cash Advance Centers, Inc			71
1,255		Advanta Corp (Class B)			55
9,823	e	American Capital Strategies Ltd			435
68,585		American Express Co			3,868
8,444	e*	AmeriCredit Corp			193
2,425		Ares Capital Corp			44
645	e	Asta Funding, Inc			28
25,437		Capital One Financial Corp			1,920
5,801	e	CapitalSource, Inc			146
3,111	e*	CharterMac			60
12,853	e	CIT Group, Inc			680
1,233	e*	CompuCredit Corp			39
38,626		Countrywide Financial Corp			1,299
611	e*	Credit Acceptance Corp			17
5,925	e*	Doral Financial Corp			10
61,742		Fannie Mae			3,370
591	e	Federal Agricultural Mortgage Corp (Class C)			16
1,621	e	Financial Federal Corp			43
1,630	*	First Cash Financial Services, Inc			36
2,946	e	First Marblehead Corp			132
44,011		Freddie Mac			2,618
3,300	*	Freedom Acquisition Holding, Inc			32
2,956	*	INVESTools, Inc			41
3,210		MCG Capital Corp			60
925	e	Medallion Financial Corp			11
1,165	e	Nelnet, Inc (Class A)			28
1,181	e	NGP Capital Resources Co			19
2,600	e*	Ocwen Financial Corp			33
26,194		SLM Corp			1,071
258		Student Loan Corp			48
1,200	e	Technology Investment Capital Corp			20
647	e*	United PanAm Financial Corp			8
1,332	e*	World Acceptance Corp			53

		TOTAL NONDEPOSITORY INSTITUTIONS			16,516

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
1,482	e	AMCOL International Corp			$44
2,075		Compass Minerals International, Inc			69
2,887		Florida Rock Industries, Inc			194
6,128		Vulcan Materials Co			714

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS			1,021

OIL AND GAS EXTRACTION - 1.73%
29,063		Anadarko Petroleum Corp			1,249
695	e*	Arena Resources, Inc			35
952	e*	Atlas America, Inc			54
1,212	e*	ATP Oil & Gas Corp			46
1,792	e*	Atwood Oceanics, Inc			105
1,008	*	Aurora Oil & Gas Corp			3
20,570		Baker Hughes, Inc			1,360
795	e*	Basic Energy Services, Inc			18
2,505	e	Berry Petroleum Co (Class A)			77
1,840	e*	Bill Barrett Corp			60
18,856		BJ Services Co			526
905	*	Bois d’Arc Energy, Inc			12
2,914	*	Brigham Exploration Co			18
890	e*	Bronco Drilling Co, Inc			15
1,319	e*	Callon Petroleum Co			18
7,368	*	Cameron International Corp			463
1,285	*	Carrizo Oil & Gas, Inc			45
3,520	e*	Cheniere Energy, Inc			110
25,787	e	Chesapeake Energy Corp			796
5,332		Cimarex Energy Co			197
632	e*	Clayton Williams Energy, Inc			18
1,794	e*	CNX Gas Corp			51
883	*	Complete Production Services, Inc			18
2,751	*	Comstock Resources, Inc			75
474	e*	Dawson Geophysical Co			23
2,443		Delta & Pine Land Co			101
2,636	e*	Delta Petroleum Corp			60
7,600	*	Denbury Resources, Inc			226
3,830		Diamond Offshore Drilling, Inc			310
900	e*	Edge Petroleum Corp			11
3,307	*	Encore Acquisition Co			80
2,180	e*	Energy Partners Ltd			40
9,901		ENSCO International, Inc			539
8,012		Equitable Resources, Inc			387
3,362	*	EXCO Resources, Inc			56
1,841	e*	Exploration Co of Delaware, Inc			20
3,346	e*	Forest Oil Corp			112
4,373	e*	Gasco Energy, Inc			11
1,949	e*	GeoGlobal Resources, Inc			12
5,603	*	Global Industries Ltd			102
515	e*	GMX Resources, Inc			16
704	e*	Goodrich Petroleum Corp			24
12,950	e*	Grey Wolf, Inc			87
853	e*	Gulfport Energy Corp			11
65,702		Halliburton Co			2,085
6,583	e*	Hanover Compressor Co			146
2,496	e*	Harvest Natural Resources, Inc			24
5,725	e*	Helix Energy Solutions Group, Inc			213
6,898	e	Helmerich & Payne, Inc			209
1,295	e*	Hercules Offshore, Inc			34
1,922	e*	Houston Exploration Co			104
4,698	*	Mariner Energy, Inc			90
1,692	e*	McMoRan Exploration Co			23
6,041	*	Meridian Resource Corp			15
1,023	e*	Metretek Technologies, Inc			14
11,348	*	National Oilwell Varco, Inc			883
5,171	*	Newpark Resources, Inc			36
3,462	*	Oceaneering International, Inc			146

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,048	e*	Parallel Petroleum Corp			$47
6,555	*	Parker Drilling Co			62
10,896		Patterson-UTI Energy, Inc			244
361	m,v*	PetroCorp			—	^
9,193	e*	PetroHawk Energy Corp			121
1,000	e*	Petroleum Development Corp			54
2,768	e*	Petroquest Energy, Inc			32
2,681	*	Pioneer Drilling Co			34
8,324		Pioneer Natural Resources Co			359
5,222	*	Plains Exploration & Production Co			236
3,511	e	Pogo Producing Co			169
10,387	*	Pride International, Inc			313
1,241	*	Quest Resource Corp			11
4,023	e*	Quicksilver Resources, Inc			160
1,325	e*	RAM Energy Resources, Inc			6
8,251		Range Resources Corp			276
6,954		Rowan Cos, Inc			226
1,462	e	RPC, Inc			24
1,453	e*	SEACOR Holdings, Inc			143
10,637	*	Southwestern Energy Co			436
3,800		St. Mary Land & Exploration Co			139
1,752	*	Stone Energy Corp			52
2,208	e*	Sulphco, Inc			7
5,416	*	Superior Energy Services			187
720	*	Superior Well Services, Inc			16
1,701	*	Swift Energy Co			71
2,633	e*	Syntroleum Corp			8
4,120	e*	Tetra Technologies, Inc			102
3,819		Tidewater, Inc			224
3,798	*	Todco			153
942	e*	Toreador Resources Corp			17
2,067	e*	Transmeridian Exploration, Inc			6
755	e*	Trico Marine Services, Inc			28
500	e*	Union Drilling, Inc			7
2,793	*	Unit Corp			141
3,680	e*	Vaalco Energy, Inc			19
1,156	e	W&T Offshore, Inc			33
3,436	e*	Warren Resources, Inc			45
1,989	*	W-H Energy Services, Inc			93
2,386	*	Whiting Petroleum Corp			94
23,477		XTO Energy, Inc			1,287

		TOTAL OIL AND GAS EXTRACTION			17,301

PAPER AND ALLIED PRODUCTS - 0.56%
6,690		Bemis Co			223
3,865		Bowater, Inc			92
1,676	*	Buckeye Technologies, Inc			22
1,977	*	Caraustar Industries, Inc			12
3,345	e*	Cenveo, Inc			81
1,356	e	Chesapeake Corp			20
30,689	*	Domtar Corporation			286
2,970		Glatfelter			44
4,634	e*	Graphic Packaging Corp			22
1,033		Greif, Inc (Class A)			115
28,579		International Paper Co			1,040
29,037		Kimberly-Clark Corp			1,989
4,293	e	Longview Fibre Co			106
11,755		MeadWestvaco Corp			363
1,971	e*	Mercer International, Inc			24
1,075		Neenah Paper, Inc			43
4,643		Packaging Corp of America			113
3,621	*	Playtex Products, Inc			49
1,984	e	Rock-Tenn Co (Class A)			66
1,040		Schweitzer-Mauduit International, Inc			26
15,753	*	Smurfit-Stone Container Corp			177
6,153		Sonoco Products Co			231

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

6,796		Temple-Inland, Inc			$406
3,174		Wausau Paper Corp			46

		TOTAL PAPER AND ALLIED PRODUCTS			5,596

PERSONAL SERVICES - 0.15%
8,752		Cintas Corp			316
1,720	e	Coinmach Service Corp (Class A)			18
1,567	*	Coinstar, Inc			49
1,405	e	G & K Services, Inc (Class A)			51
20,586		H&R Block, Inc			433
2,055	e	Jackson Hewitt Tax Service, Inc			66
2,615		Regis Corp			106
5,024	e*	Sally Beauty Holdings, Inc			46
19,056		Service Corp International			226
587		Unifirst Corp			23
2,692	e	Weight Watchers International, Inc			124

		TOTAL PERSONAL SERVICES			1,458

PETROLEUM AND COAL PRODUCTS - 6.18%
783	e	Alon USA Energy, Inc			28
20,993		Apache Corp			1,484
4,076		Ashland, Inc			267
2,963		Cabot Oil & Gas Corp			200
140,597		Chevron Corp			10,399
104,611		ConocoPhillips			7,150
683		Delek US Holdings, Inc			13
27,959		Devon Energy Corp			1,935
15,549		EOG Resources, Inc			1,109
363,961		Exxon Mobil Corp			27,461
7,314		Frontier Oil Corp			239
1,038	e*	Giant Industries, Inc			79
2,769	e*	Headwaters, Inc			61
17,001		Hess Corp			943
3,104		Holly Corp			184
21,764		Marathon Oil Corp			2,151
12,027		Murphy Oil Corp			642
8,238	*	Newfield Exploration Co			344
11,486		Noble Energy, Inc			685
54,232		Occidental Petroleum Corp			2,674
7,955		Sunoco, Inc			560
4,424		Tesoro Corp			444
39,287		Valero Energy Corp			2,534
1,100		WD-40 Co			35
1,509	e	Western Refining, Inc			59

		TOTAL PETROLEUM AND COAL PRODUCTS			61,680

PIPELINES, EXCEPT NATURAL GAS - 0.10%
39,438		Spectra Energy Corp			1,036

		TOTAL PIPELINES, EXCEPT NATURAL GAS			1,036

PRIMARY METAL INDUSTRIES - 1.06%
6,655	*	AK Steel Holding Corp			156
55,294		Alcoa, Inc			1,874
6,427		Allegheny Technologies, Inc			686
2,599	e	Belden CDT, Inc			139
1,200	*	Brush Engineered Materials, Inc			58
1,656		Carpenter Technology Corp			200
1,483	e*	Century Aluminum Co			70
3,000		Chaparral Steel Co			175
3,800	*	CommScope, Inc			163
99,061	*	Corning, Inc			2,253
1,511	e	Encore Wire Corp			38
3,250	*	General Cable Corp			174
1,633	e	Gibraltar Industries, Inc			37
3,639		Hubbell, Inc (Class B)			176

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

659	e*	LB Foster Co (Class A)			$14
2,054	*	Lone Star Technologies, Inc			136
1,977		Matthews International Corp (Class A)			80
2,431		Mueller Industries, Inc			73
19,791		Nucor Corp			1,289
529	e	Olympic Steel, Inc			16
8,740		Precision Castparts Corp			909
2,569		Quanex Corp			109
1,496	e*	RTI International Metals, Inc			136
1,362	e	Schnitzer Steel Industries, Inc (Class A)			55
6,190		Steel Dynamics, Inc			267
697	e	Steel Technologies, Inc			21
1,141	*	Superior Essex, Inc			40
1,500	e	Texas Industries, Inc			113
4,473	e*	Titanium Metals Corp			160
1,864	e	Tredegar Corp			42
7,919	e	United States Steel Corp			785
217	e*	Wheeling-Pittsburgh Corp			5
4,742	e	Worthington Industries, Inc			98

		TOTAL PRIMARY METAL INDUSTRIES			10,547

PRINTING AND PUBLISHING - 0.60%
2,726	e*	ACCO Brands Corp			66
3,442	e	American Greetings Corp (Class A)			80
5,738	e	Belo (A.H.) Corp (Class A)			107
2,400		Bowne & Co, Inc			38
734	*	Consolidated Graphics, Inc			54
594	e	Courier Corp			23
269		CSS Industries, Inc			10
3,810	e	Dow Jones & Co, Inc			131
3,934		Dun & Bradstreet Corp			359
1,693	e	Ennis, Inc			45
5,407		EW Scripps Co (Class A)			242
15,030		Gannett Co, Inc			846
3,853	e	Harte-Hanks, Inc			106
1,911		John H Harland Co			98
2,800	e	John Wiley & Sons, Inc (Class A)			106
2,807		Journal Communications, Inc (Class A)			37
2,824		Journal Register Co			17
2,965		Lee Enterprises, Inc			89
1,522	e	Martha Stewart Living Omnimedia, Inc (Class A)			26
3,328	e	McClatchy Co (Class A)			105
22,764		McGraw-Hill Cos, Inc			1,431
1,449		Media General, Inc (Class A)			55
1,890	e	Meredith Corp			108
8,530	e	New York Times Co (Class A)			201
945	e*	Playboy Enterprises, Inc (Class B)			10
2,200	e*	Presstek, Inc			13
9,402	e*	Primedia, Inc			25
1,699	e*	Private Media Group Ltd			4
3,336	e	R.H. Donnelley Corp			237
13,928		R.R. Donnelley & Sons Co			510
977	e	Schawk, Inc			18
2,073	*	Scholastic Corp			64
1,179	e	Standard Register Co			15
4,875	e*	Sun-Times Media Group, Inc (Class A)			24
11,343	e	Tribune Co			364
3,018	e*	Valassis Communications, Inc			52
356		Washington Post Co (Class B)			272

		TOTAL PRINTING AND PUBLISHING			5,988

RAILROAD TRANSPORTATION - 0.64%
23,204		Burlington Northern Santa Fe Corp			1,866
28,302		CSX Corp			1,133
2,172		Florida East Coast Industries			136
2,350	e*	Genesee & Wyoming, Inc (Class A)			63

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

4,812	*	Kansas City Southern Industries, Inc			$171
26,179		Norfolk Southern Corp			1,325
16,985		Union Pacific Corp			1,725

		TOTAL RAILROAD TRANSPORTATION			6,419

REAL ESTATE - 0.13%
520	e	California Coastal Communities, Inc			11
11,914	*	CB Richard Ellis Group, Inc (Class A)			407
378	e	Consolidated-Tomoka Land Co			28
4,444	e	Forest City Enterprises, Inc (Class A)			294
915	e*	Housevalues, Inc			5
2,306		Jones Lang LaSalle, Inc			240
785	e	Orleans Homebuilders, Inc			7
4,586	e	St. Joe Co			240
7,137		Stewart Enterprises, Inc (Class A)			58

		TOTAL REAL ESTATE			1,290

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.18%
464	*	AEP Industries, Inc			20
4,500		Cooper Tire & Rubber Co			82
623	e*	Deckers Outdoor Corp			44
10,789	*	Goodyear Tire & Rubber Co			337
17,815		Newell Rubbermaid, Inc			554
680	e	PW Eagle, Inc			23
2,068		Schulman (A.), Inc			49
10,666		Sealed Air Corp			337
809	*	Skechers U.S.A., Inc (Class A)			27
2,188		Spartech Corp			64
861		Titan International, Inc			22
714	e*	Trex Co, Inc			15
3,650		Tupperware Corp			91
2,075	e	West Pharmaceutical Services, Inc			96

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,761

SECURITY AND COMMODITY BROKERS - 3.11%
4,686		A.G. Edwards, Inc			324
13,853		Ameriprise Financial, Inc			792
7,593		Bear Stearns Cos, Inc			1,142
1,229	e	BlackRock, Inc			192
1,547		Calamos Asset Management, Inc (Class A)			35
3,408	e*	Cbot Holdings, Inc (Class A)			619
66,778		Charles Schwab Corp			1,221
2,135	e	Chicago Mercantile Exchange Holdings, Inc			1,137
586	e	Cohen & Steers, Inc			25
27,304	*	E*Trade Financial Corp			579
7,400		Eaton Vance Corp			264
5,905		Federated Investors, Inc (Class B)			217
10,997		Franklin Resources, Inc			1,329
448	e	GAMCO Investors, Inc (Class A)			19
762	e*	GFI Group, Inc			52
24,193		Goldman Sachs Group, Inc			4,999
1,134	e	Greenhill & Co, Inc			70
4,300	*	IntercontinentalExchange, Inc			526
2,414	e	International Securities Exchange, Inc			118
2,790	*	Investment Technology Group, Inc			109
13,764		Janus Capital Group, Inc			288
7,640		Jefferies Group, Inc			221
6,754	*	Knight Capital Group, Inc (Class A)			107
3,465	e*	LaBranche & Co, Inc			28
8,021		Legg Mason, Inc			756
33,925		Lehman Brothers Holdings, Inc			2,377
1,518	e*	MarketAxess Holdings, Inc			25
58,397		Merrill Lynch & Co, Inc			4,769
67,853		Morgan Stanley			5,344
913	e*	Morningstar, Inc			47
6,078	e*	Nasdaq Stock Market, Inc			179

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

5,100	e	Nuveen Investments, Inc (Class A)			$241
300	*	Nymex Holdings, Inc			41
10,048	e*	NYSE Group, Inc			942
1,419	e	optionsXpress Holdings, Inc			33
500	e*	Penson Worldwide, Inc			15
1,356	*	Piper Jaffray Cos			84
6,123		Raymond James Financial, Inc			182
870	e	Sanders Morris Harris Group, Inc			9
4,185	e	SEI Investments Co			252
766	e*	Stifel Financial Corp			34
1,726	e	SWS Group, Inc			43
16,920		T Rowe Price Group, Inc			798
19,605	*	TD Ameritrade Holding Corp			292
436	e*	Thomas Weisel Partners Group, Inc			8
98		Value Line, Inc			5
5,415		Waddell & Reed Financial, Inc (Class A)			126

		TOTAL SECURITY AND COMMODITY BROKERS			31,015

SOCIAL SERVICES - 0.01%
1,834	*	Bright Horizons Family Solutions, Inc			69
1,396	e*	Capital Senior Living Corp			16
617	e*	Providence Service Corp			15
1,211	*	Res-Care, Inc			21

		TOTAL SOCIAL SERVICES			121

SPECIAL TRADE CONTRACTORS - 0.06%
246	e	Alico, Inc			14
1,686		Chemed Corp			83
2,673		Comfort Systems USA, Inc			32
2,650	*	Dycom Industries, Inc			69
1,800	*	EMCOR Group, Inc			106
1,632	e*	Insituform Technologies, Inc (Class A)			34
987	e*	Integrated Electrical Services, Inc			24
685	e*	Layne Christensen Co			25
7,172	e*	Quanta Services, Inc			181

		TOTAL SPECIAL TRADE CONTRACTORS			568

STONE, CLAY, AND GLASS PRODUCTS - 0.10%
2,068		Apogee Enterprises, Inc			41
1,725	e*	Cabot Microelectronics Corp			58
1,443	e	CARBO Ceramics, Inc			67
3,273		Eagle Materials, Inc			146
9,943	e	Gentex Corp			162
10,207	*	Owens-Illinois, Inc			263
2,151	*	US Concrete, Inc			17
5,000	e*	USG Corp			233

		TOTAL STONE, CLAY, AND GLASS PRODUCTS			987

TEXTILE MILL PRODUCTS - 0.01%
874		Oxford Industries, Inc			43
905	e	Xerium Technologies, Inc			7

		TOTAL TEXTILE MILL PRODUCTS			50

TOBACCO PRODUCTS - 1.35%
132,424		Altria Group, Inc			11,628
5,637		Loews Corp (Carolina Group)			426
10,694	e	Reynolds American, Inc			667
1,760		Universal Corp			108
10,412		UST, Inc			604
2,291	e	Vector Group Ltd			43

		TOTAL TOBACCO PRODUCTS			13,476

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

TRANSPORTATION BY AIR - 0.47%
3,864	*	ABX Air, Inc			$27
677	*	Air Methods Corp			16
5,873	e*	Airtran Holdings, Inc			60
2,436	*	Alaska Air Group, Inc			93
15,422	*	AMR Corp			470
1,291	*	Atlas Air Worldwide Holdings, Inc			68
1,574	e*	Bristow Group, Inc			57
5,581	e*	Continental Airlines, Inc (Class B)			203
1,894	*	EGL, Inc			75
2,603	e*	ExpressJet Holdings, Inc			15
19,416		FedEx Corp			2,086
2,150	e*	Frontier Airlines Holdings, Inc			13
11,166	e*	JetBlue Airways Corp			129
2,151	e*	Mesa Air Group, Inc			16
882	e*	PHI, Inc			24
2,007	e*	Republic Airways Holdings, Inc			46
4,035		Skywest, Inc			108
50,374	e	Southwest Airlines Co			741
6,333	e*	UAL Corp			242
3,920	*	US Airways Group, Inc			178

		TOTAL TRANSPORTATION BY AIR			4,667

TRANSPORTATION EQUIPMENT - 2.60%
1,197		A.O. Smith Corp			46
2,061	e*	AAR Corp			57
1,493	*	Accuride Corp			22
1,438	*	Aftermarket Technology Corp			35
3,187	e	American Axle & Manufacturing Holdings, Inc			87
569		American Railcar Industries, Inc			17
1,100	e	Arctic Cat, Inc			21
4,699	e	ArvinMeritor, Inc			86
5,446		Autoliv, Inc			311
5,011	*	BE Aerospace, Inc			159
50,645		Boeing Co			4,503
6,184	e	Brunswick Corp			197
3,374	e	Clarcor, Inc			107
940	e*	Comtech Group, Inc			16
3,359	e	Federal Signal Corp			52
3,728	e*	Fleetwood Enterprises, Inc			30
114,980	e*	Ford Motor Co			907
809	e	Freightcar America, Inc			39
709	e*	Fuel Systems Solutions, Inc			13
3,656	e*	GenCorp, Inc			51
25,522		General Dynamics Corp			1,950
29,964	e	General Motors Corp			918
516	e*	GenTek, Inc			18
10,834		Genuine Parts Co			531
7,831	e	Goodrich Corp			403
869	e	Greenbrier Cos, Inc			23
1,580		Group 1 Automotive, Inc			63
17,050		Harley-Davidson, Inc			1,002
5,582		Harsco Corp			250
1,585	e	Heico Corp			58
11,633		ITT Industries, Inc			702
1,100	e*	K&F Industries Holdings, Inc			30
1,612		Kaman Corp			38
23,111		Lockheed Martin Corp			2,242
598	*	Miller Industries, Inc			13
1,720	e	Monaco Coach Corp			27
661	e	Noble International Ltd			11
21,656		Northrop Grumman Corp			1,607
3,572	*	Orbital Sciences Corp			67
4,741		Oshkosh Truck Corp			251
16,116		Paccar, Inc			1,183
9,182	*	Pactiv Corp			310

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

2,702	e	Polaris Industries, Inc			$130
28,273		Raytheon Co			1,483
420	e*	Sequa Corp (Class A)			50
3,000	*	Spirit Aerosystems Holdings, Inc (Class A)			96
1,631	e	Superior Industries International, Inc			34
2,719	*	Tenneco, Inc			69
8,223		Textron, Inc			739
2,382	e	Thor Industries, Inc			94
723	*	TransDigm Group, Inc			26
5,080	e	Trinity Industries, Inc			213
1,126		Triumph Group, Inc			62
2,648	*	TRW Automotive Holdings Corp			92
64,067		United Technologies Corp			4,164
7,145	e*	Visteon Corp			61
2,193	e	Wabash National Corp			34
3,132		Westinghouse Air Brake Technologies Corp			108
2,242	e	Winnebago Industries, Inc			75

		TOTAL TRANSPORTATION EQUIPMENT			25,983

TRANSPORTATION SERVICES - 0.20%
1,330		Ambassadors Group, Inc			44
446	e	Ambassadors International, Inc			21
11,120		CH Robinson Worldwide, Inc			531
783	*	Dynamex, Inc			20
13,654		Expeditors International Washington, Inc			564
2,972		GATX Corp			142
4,500	e*	Hertz Global Holdings, Inc			107
2,568	*	HUB Group, Inc (Class A)			74
4,899	*	Lear Corp			179
2,493		Pacer International, Inc			67
8,602		Sabre Holdings Corp (Class A)			282

		TOTAL TRANSPORTATION SERVICES			2,031

TRUCKING AND WAREHOUSING - 0.40%
1,500	e	Arkansas Best Corp			53
1,483	e*	Celadon Group, Inc			25
2,934		Con-way, Inc			146
1,949		Forward Air Corp			64
3,489		Heartland Express, Inc			55
6,777		J.B. Hunt Transport Services, Inc			178
3,656		Landstar System, Inc			168
952	*	Marten Transport Ltd			15
1,717	*	Old Dominion Freight Line			49
421	e*	P.A.M. Transportation Services, Inc			9
103	e*	Patriot Transportation Holding, Inc			9
566	e*	Quality Distribution, Inc			5
900	*	Saia, Inc			21
3,232	e*	SIRVA, Inc			12
3,431	*	Swift Transportation Co, Inc			107
400	*	U.S. Xpress Enterprises, Inc (Class A)			7
40,944		United Parcel Service, Inc (Class B)			2,870
200	e*	Universal Truckload Services, Inc			5
341	e*	USA Truck, Inc			5
3,416	e	Werner Enterprises, Inc			62
3,617	e*	YRC Worldwide, Inc			146

		TOTAL TRUCKING AND WAREHOUSING			4,011

WATER TRANSPORTATION - 0.06%
2,650		Alexander & Baldwin, Inc			134
3,978	e*	American Commercial Lines, Inc			125
1,244	*	Gulfmark Offshore, Inc			54
897		Horizon Lines, Inc (Class A)			30
1,586	e*	Hornbeck Offshore Services, Inc			45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

3,407	e*	Kirby Corp			$119
1,898		Overseas Shipholding Group, Inc			119

		TOTAL WATER TRANSPORTATION			626

WHOLESALE TRADE-DURABLE GOODS - 0.40%
5,979		Adesa, Inc			165
2,158		Agilysys, Inc			48
3,106		Applied Industrial Technologies, Inc			76
7,511	e*	Arrow Electronics, Inc			284
2,427	e	Barnes Group, Inc			56
2,807	e*	Beacon Roofing Supply, Inc			45
691	e	BlueLinx Holdings, Inc			7
3,472		BorgWarner, Inc			262
1,739	e	Building Material Holding Corp			32
702	e	Castle (A.M.) & Co			21
1,444	e*	Conceptus, Inc			29
7,074	*	Cytyc Corp			242
1,490	*	Digi International, Inc			19
1,195	e*	Drew Industries, Inc			34
2,198	e*	Genesis Microchip, Inc			20
7,307		IKON Office Solutions, Inc			105
8,393	*	Ingram Micro, Inc (Class A)			162
3,362	*	Insight Enterprises, Inc			61
1,758	e*	Interline Brands, Inc			39
1,077	*	Keystone Automotive Industries, Inc			36
3,799	e	Knight Transportation, Inc			68
300		Lawson Products, Inc			11
2,896	e*	LKQ Corp			63
2,945		Martin Marietta Materials, Inc			398
1,163	e*	Merge Technologies, Inc			6
300	*	MWI Veterinary Supply, Inc			10
2,729	e	Owens & Minor, Inc			100
8,816	*	Patterson Cos, Inc			313
4,013	e	PEP Boys-Manny Moe & Jack			77
3,306	e	Pool Corp			118
4,604	*	PSS World Medical, Inc			97
4,138		Reliance Steel & Aluminum Co			200
1,661	e	Ryerson Tull, Inc			66
3,673	*	Tech Data Corp			132
2,317	*	Tyler Technologies, Inc			29
4,791		W.W. Grainger, Inc			370
3,102	*	WESCO International, Inc			195
744	e*	West Marine, Inc			14

		TOTAL WHOLESALE TRADE-DURABLE GOODS			4,010

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
4,181		Airgas, Inc			176
2,860	e*	Akorn, Inc			19
5,454	*	Alliance One International, Inc			50
2,982	e*	Allscripts Healthcare Solutions, Inc			80
896	e	Andersons, Inc			40
1,100	*	Bare Escentuals, Inc			39
3,973		Brown-Forman Corp (Class B)			260
26,528		Cardinal Health, Inc			1,935
1,813	e*	Central European Distribution Corp			53
638	e*	Core-Mark Holding Co, Inc			23
8,770		Dean Foods Co			410
8,570	*	Endo Pharmaceuticals Holdings, Inc			252
284	e*	Green Mountain Coffee Roasters, Inc			18
1,991	*	Hain Celestial Group, Inc			60
5,563	*	Henry Schein, Inc			307
9,318	e	Idearc, Inc			327
500	e	Kenneth Cole Productions, Inc (Class A)			13
1,430	e	K-Swiss, Inc (Class A)			39
231	e*	Maui Land & Pineapple Co, Inc			8
3,103		Men’s Wearhouse, Inc			146
1,570		Myers Industries, Inc			29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			RATE	MATURITY DATE	VALUE (000)

785	e	Nash Finch Co			$27
12,312		Nike, Inc (Class B)			1,308
3,652	e	Nu Skin Enterprises, Inc (Class A)			60
1,009	e*	Nuco2, Inc			25
978	*	Perry Ellis International, Inc			31
28,397		Safeway, Inc			1,041
1,539	e*	School Specialty, Inc			56
900	e*	Smart & Final, Inc			20
2,212	e*	Source Interlink Cos, Inc			15
1,382		Spartan Stores, Inc			37
2,696		Stride Rite Corp			42
39,482		Sysco Corp			1,336
6,305	e*	Terra Industries, Inc			110
2,309	e*	Tractor Supply Co			119
2,582	e*	United Natural Foods, Inc			79
1,930	*	United Stationers, Inc			116
423	e	Valhi, Inc			6
849	*	Volcom, Inc			29

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			8,741

		TOTAL COMMON STOCKS (Cost $657,455)			995,186

PRINCIPAL

SHORT-TERM INVESTMENTS - 10.54%
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.12%
$ 1,200,000	d	Federal Home Loan Bank (FHLB)	5.140%	05/04/07	1,195

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			1,195

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.42%
103,932,438		State Street Navigator Securities Lending Prime Portfolio			103,932

					103,932

		TOTAL SHORT-TERM INVESTMENTS (Cost $105,127)			105,127

		TOTAL PORTFOLIO - 110.27%			1,100,313
		(Cost $762,582)
		OTHER ASSETS & LIABILITIES, NET - (10.27%)			(102,484)

		NET ASSETS - 100.00%			$997,829

The following abbreviations are used in portfolio descriptions:

LP	Limited Partnership

*	Non-income producing.

**	Percentage represents less than 0.01%.

^	Amount represents less than $1,000.

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

m	Indicates a security that has been deemed illiquid.

v	Security valued at fair value.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

At March 31, 2007, the Account held open futures contracts as follows:

OPEN FUTURES CONTRACTS:	NUMBER OF CONTRACTS	MARKET VALUE	EXPIRATION DATE	UNREALIZED APPRECIATION

E-mini Russell 2000 Index	4	$323,200	June 2007	$5,513
E-mini S&P Mid 400 Index	3	256,740	June 2007	3,669
E-mini S&P 500 Index	10	715,600	June 2007	6,882

				$16,064

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 29, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 29, 2007	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President
(principal executive officer)

Date: May 29, 2007	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and
Chief Financial Officer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer